UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	7-31-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

All Cap Growth Fund

July 31, 2012

All Cap Growth - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.1%

AEROSPACE AND DEFENSE — 3.7%
BE Aerospace, Inc.(1)	122,613	4,810,108
Precision Castparts Corp.	166,789	25,945,697
TransDigm Group, Inc.(1)	41,509	5,120,550

		35,876,355

AUTOMOBILES — 1.1%
Harley-Davidson, Inc.	56,367	2,436,745
Hyundai Motor Co.	37,731	7,909,119

		10,345,864

BEVERAGES — 2.2%
Coca-Cola Co. (The)(1)	213,798	17,274,879
Monster Beverage Corp.(1)	68,892	4,579,251

		21,854,130

BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	96,924	10,162,482
Grifols SA(1)	223,801	6,977,741

		17,140,223

CAPITAL MARKETS — 0.4%
Lazard Ltd., Class A	157,675	4,233,574

CHEMICALS — 1.9%
Monsanto Co.	211,731	18,128,408

COMMERCIAL BANKS — 0.6%
East West Bancorp., Inc.	129,140	2,815,252
SVB Financial Group(1)	49,782	2,877,897

		5,693,149

COMMERCIAL SERVICES AND SUPPLIES — 1.1%
Cintas Corp.	89,884	3,562,103
Clean Harbors, Inc.(1)	112,969	6,839,143

		10,401,246

COMMUNICATIONS EQUIPMENT — 4.5%
Cisco Systems, Inc.	683,250	10,897,838
F5 Networks, Inc.(1)	33,130	3,093,679
Palo Alto Networks, Inc.(1)	8,916	509,460
QUALCOMM, Inc.	494,375	29,504,300

		44,005,277

COMPUTERS AND PERIPHERALS — 11.5%
Apple, Inc.(1)	164,786	100,644,697
EMC Corp.(1)	437,572	11,468,762

		112,113,459

CONSTRUCTION AND ENGINEERING — 0.9%
Chicago Bridge & Iron Co. NV New York Shares	103,015	3,681,756

Quanta Services, Inc.(1)	240,819	5,536,429

		9,218,185

CONSUMER FINANCE — 2.2%
American Express Co.	64,107	3,699,615
Discover Financial Services	480,007	17,261,052

		20,960,667

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Verizon Communications, Inc.	287,160	12,962,402

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
Jabil Circuit, Inc.	276,247	5,994,560
Trimble Navigation Ltd.(1)	55,585	2,460,192

		8,454,752

ENERGY EQUIPMENT AND SERVICES — 3.0%
Cameron International Corp.(1)	117,863	5,924,973
National Oilwell Varco, Inc.	319,800	23,121,540

		29,046,513

FOOD AND STAPLES RETAILING — 6.1%
Costco Wholesale Corp.	281,533	27,077,844
Natural Grocers by Vitamin Cottage, Inc.(1)	86,046	1,745,013
PriceSmart, Inc.	46,272	3,332,510
Wal-Mart Stores, Inc.	85,552	6,367,635
Whole Foods Market, Inc.	228,722	20,992,105

		59,515,107

FOOD PRODUCTS — 2.0%
Mead Johnson Nutrition Co.	261,016	19,043,727

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Baxter International, Inc.	231,395	13,538,921
Cooper Cos., Inc. (The)	40,256	3,029,667
Covidien plc	144,171	8,056,275
IDEXX Laboratories, Inc.(1)	38,611	3,404,332

		28,029,195

HEALTH CARE PROVIDERS AND SERVICES — 5.2%
Catamaran Corp.(1)	276,112	23,334,225
Express Scripts Holding Co.(1)	468,228	27,129,130

		50,463,355

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.(1)	106,712	7,888,151

HOTELS, RESTAURANTS AND LEISURE — 3.8%
Chipotle Mexican Grill, Inc.(1)	8,355	2,442,417
McDonald's Corp.	62,186	5,556,941
Penn National Gaming, Inc.(1)	81,035	3,153,882
Starbucks Corp.	277,123	12,548,130
Yum! Brands, Inc.	198,263	12,855,373

		36,556,743

INTERNET AND CATALOG RETAIL — 2.8%
Amazon.com, Inc.(1)	45,914	10,711,736

Netflix, Inc.(1)	46,143	2,623,230
priceline.com, Inc.(1)	20,526	13,582,875

		26,917,841

INTERNET SOFTWARE AND SERVICES — 4.1%
Baidu, Inc. ADR(1)	103,625	12,488,885
Google, Inc. Class A(1)	32,540	20,596,844
LinkedIn Corp., Class A(1)	43,593	4,474,821
Rackspace Hosting, Inc.(1)	58,296	2,558,029

		40,118,579

IT SERVICES — 6.0%
Accenture plc, Class A	153,179	9,236,694
Alliance Data Systems Corp.(1)	111,549	14,501,370
International Business Machines Corp.	78,020	15,290,360
MasterCard, Inc., Class A	28,408	12,402,080
Teradata Corp.(1)	107,063	7,239,600

		58,670,104

MACHINERY — 1.8%
Caterpillar, Inc.	105,172	8,856,534
Chart Industries, Inc.(1)	61,112	3,963,724
Trinity Industries, Inc.	161,259	4,515,252

		17,335,510

MEDIA — 0.6%
CBS Corp., Class B	167,500	5,604,550

METALS AND MINING — 1.4%
Carpenter Technology Corp.	149,623	7,160,957
Freeport-McMoRan Copper & Gold, Inc.	202,231	6,809,118

		13,970,075

OIL, GAS AND CONSUMABLE FUELS — 0.7%
Concho Resources, Inc.(1)	45,289	3,860,887
Linn Energy LLC	79,071	3,132,003

		6,992,890

PHARMACEUTICALS — 3.6%
Allergan, Inc.	198,338	16,277,600
Perrigo Co.	84,253	9,606,527
Shire plc ADR	65,467	5,641,946
Watson Pharmaceuticals, Inc.(1)	49,877	3,881,927

		35,408,000

ROAD AND RAIL — 1.3%
Kansas City Southern	168,794	12,288,203

SOFTWARE — 5.9%
Check Point Software Technologies Ltd.(1)	122,740	5,961,482
Citrix Systems, Inc.(1)	51,551	3,746,727
CommVault Systems, Inc.(1)	63,973	3,103,970
Microsoft Corp.	816,263	24,055,270
NetSuite, Inc.(1)	141,546	7,833,156
Nuance Communications, Inc.(1)	107,488	2,187,381
Salesforce.com, Inc.(1)	53,290	6,627,144
Sourcefire, Inc.(1)	53,620	2,737,301

Splunk, Inc.(1)	51,468	1,513,159

		57,765,590

SPECIALTY RETAIL — 6.3%
Cabela's, Inc.(1)	74,132	3,405,624
GNC Holdings, Inc. Class A	168,042	6,474,658
Home Depot, Inc. (The)	199,482	10,408,971
Lowe's Cos., Inc.	142,609	3,617,990
O'Reilly Automotive, Inc.(1)	86,343	7,403,049
PetSmart, Inc.	176,377	11,660,284
TJX Cos., Inc. (The)	283,760	12,564,893
Ulta Salon Cosmetics & Fragrance, Inc.	64,532	5,477,476

		61,012,945

TEXTILES, APPAREL AND LUXURY GOODS — 1.2%
Coach, Inc.	72,603	3,581,506
Lululemon Athletica, Inc.(1)	46,964	2,652,527
Michael Kors Holdings Ltd.(1)	130,669	5,395,323

		11,629,356

TOBACCO — 4.2%
Altria Group, Inc.	140,190	5,042,634
Philip Morris International, Inc.	396,899	36,292,445

		41,335,079

TRADING COMPANIES AND DISTRIBUTORS — 0.3%
United Rentals, Inc.(1)	85,876	2,482,675

TOTAL COMMON STOCKS (Cost $677,659,373)		953,461,879

TEMPORARY CASH INVESTMENTS — 2.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $9,880,385), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $9,679,890)		9,679,852
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $9,862,454), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $9,679,879)		9,679,852
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $2,205,349), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $2,165,970)		2,165,964
SSgA U.S. Government Money Market Fund	13	13

TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,525,681)		21,525,681

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $699,185,054)	974,987,560

OTHER ASSETS AND LIABILITIES — (0.3)%	(3,191,231)

TOTAL NET ASSETS — 100.0%	$971,796,329

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell	Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
4,070,381 EUR for USD	UBS AG	8/31/12	5,009,805	24,768
(Value on Settlement Date $5,034,573)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar
(1)   Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	881,226,557	—	—
Foreign Common Stocks	57,348,462	14,886,860	—
Temporary Cash Investments	13	21,525,668	—

Total Value of Investment Securities	938,575,032	36,412,528	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	24,768	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$700,515,945
Gross tax appreciation of investments	$288,087,406
Gross tax depreciation of investments	(13,615,791)
Net tax appreciation (depreciation) of investments	$274,471,615

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Balanced Fund

July 31, 2012

Balanced - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 59.7%

AEROSPACE AND DEFENSE — 2.2%
Boeing Co. (The)	33,379	2,467,042
L-3 Communications Holdings, Inc.	17,328	1,228,382
Northrop Grumman Corp.	49,552	3,280,342
Raytheon Co.	36,313	2,014,645
United Technologies Corp.	64,901	4,831,231

		13,821,642

AIR FREIGHT AND LOGISTICS — 1.2%
FedEx Corp.	33,827	3,054,578
United Parcel Service, Inc., Class B	57,680	4,361,185

		7,415,763

AIRLINES†
Spirit Airlines, Inc.(1)	7,661	164,788

BEVERAGES — 1.0%
Coca-Cola Co. (The)(1)	30,266	2,445,493
Constellation Brands, Inc., Class A(1)	61,011	1,721,120
Monster Beverage Corp.(1)	25,234	1,677,304
PepsiCo, Inc.	8,111	589,913

		6,433,830

BIOTECHNOLOGY — 1.0%
Amgen, Inc.	45,517	3,759,704
Biogen Idec, Inc.(1)	897	130,810
United Therapeutics Corp.(1)	38,619	2,115,549

		6,006,063

CHEMICALS — 2.1%
CF Industries Holdings, Inc.	17,447	3,415,425
Huntsman Corp.	75,152	950,673
LyondellBasell Industries NV, Class A	58,699	2,613,866
Monsanto Co.	46,932	4,018,318
NewMarket Corp.	2,001	459,990
PPG Industries, Inc.	15,688	1,717,208

		13,175,480

COMMERCIAL BANKS — 1.6%
Bank of Montreal	41,989	2,402,611
BB&T Corp.	70,242	2,203,491
U.S. Bancorp	82,344	2,758,524
Wells Fargo & Co.	78,189	2,643,570

		10,008,196

COMMUNICATIONS EQUIPMENT — 0.6%
Brocade Communications Systems, Inc.(1)	108,868	541,074
Cisco Systems, Inc.	141,808	2,261,838
QUALCOMM, Inc.	9,505	567,258
Research In Motion Ltd.(1)	13,725	98,134

		3,468,304

COMPUTERS AND PERIPHERALS — 3.3%
Apple, Inc.(1)	23,156	14,142,758
EMC Corp.(1)	26,690	699,545
Seagate Technology plc	95,028	2,852,741
Western Digital Corp.(1)	71,457	2,841,845

		20,536,889

CONSTRUCTION AND ENGINEERING — 0.6%
Chicago Bridge & Iron Co. NV New York Shares	58,216	2,080,640
URS Corp.	54,191	1,900,478

		3,981,118

CONSUMER FINANCE — 0.9%
American Express Co.	72,958	4,210,406
Cash America International, Inc.	34,167	1,309,280

		5,519,686

DIVERSIFIED CONSUMER SERVICES — 0.3%
Apollo Group, Inc., Class A(1)	3,119	84,837
Coinstar, Inc.(1)	19,389	920,783
ITT Educational Services, Inc.(1)	16,812	652,642

		1,658,262

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	122,512	899,238
JPMorgan Chase & Co.	168,944	6,081,984

		6,981,222

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	133,911	5,077,905
Verizon Communications, Inc.	145,302	6,558,932

		11,636,837

ELECTRIC UTILITIES — 0.2%
American Electric Power Co., Inc.	9,304	393,001
Cleco Corp.	16,839	736,875

		1,129,876

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Tech Data Corp.(1)	27,202	1,362,820

ENERGY EQUIPMENT AND SERVICES — 0.3%
Helix Energy Solutions Group, Inc.(1)	114,665	2,050,210

FOOD AND STAPLES RETAILING — 0.7%
CVS Caremark Corp.	61,877	2,799,934
Kroger Co. (The)	16,787	372,168
SUPERVALU, Inc.	8,020	19,809
Wal-Mart Stores, Inc.	13,997	1,041,797

		4,233,708

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	119,788	3,125,269
Bunge Ltd.	18,156	1,194,120
Campbell Soup Co.	85,378	2,826,866
ConAgra Foods, Inc.	99,319	2,452,186

Tyson Foods, Inc., Class A	130,391	1,957,169

		11,555,610

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.9%
Covidien plc	14,593	815,457
Medtronic, Inc.	76,438	3,013,186
St. Jude Medical, Inc.	48,977	1,829,780

		5,658,423

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Humana, Inc.	34,663	2,135,241
McKesson Corp.	35,547	3,225,179
UnitedHealth Group, Inc.	75,388	3,851,573
WellPoint, Inc.	13,487	718,722

		9,930,715

HOTELS, RESTAURANTS AND LEISURE — 0.2%
Brinker International, Inc.	4,974	161,207
Yum! Brands, Inc.	14,934	968,321

		1,129,528

HOUSEHOLD DURABLES — 0.3%
Garmin Ltd.	42,661	1,647,141

HOUSEHOLD PRODUCTS — 0.6%
Energizer Holdings, Inc.(1)	10,862	844,738
Kimberly-Clark Corp.	3,994	347,118
Procter & Gamble Co. (The)	40,327	2,602,705

		3,794,561

INDUSTRIAL CONGLOMERATES — 1.2%
Danaher Corp.	35,792	1,890,176
General Electric Co.	169,684	3,520,943
Tyco International Ltd.	31,997	1,757,915

		7,169,034

INSURANCE — 3.6%
ACE Ltd.	23,408	1,720,488
Aflac, Inc.	34,552	1,512,686
Allied World Assurance Co. Holdings AG	34,986	2,638,994
Assurant, Inc.	27,698	1,002,945
Berkshire Hathaway, Inc., Class B(1)	18,802	1,595,162
Everest Re Group Ltd.	22,798	2,318,557
Loews Corp.	69,489	2,751,069
Marsh & McLennan Cos., Inc.	90,730	3,013,143
Principal Financial Group, Inc.	62,973	1,611,479
Protective Life Corp.	4,491	125,344
Prudential Financial, Inc.	61,700	2,978,876
Validus Holdings Ltd.	23,504	764,585

		22,033,328

INTERNET AND CATALOG RETAIL†
Expedia, Inc.	2,804	159,800

INTERNET SOFTWARE AND SERVICES — 1.1%
Google, Inc., Class A(1)	10,845	6,864,560

IT SERVICES — 2.8%
Accenture plc, Class A	55,158	3,326,027
International Business Machines Corp.	46,446	9,102,487
Visa, Inc., Class A	36,181	4,669,882

		17,098,396

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	67,997	2,603,605
Life Technologies Corp.(1)	24,104	1,057,684

		3,661,289

MACHINERY — 1.5%
Actuant Corp., Class A	13,550	385,633
Cummins, Inc.	36,443	3,494,884
Parker-Hannifin Corp.	39,703	3,188,945
Sauer-Danfoss, Inc.	55,392	2,004,636

		9,074,098

MEDIA — 1.7%
CBS Corp., Class B	66,837	2,236,366
Comcast Corp., Class A	106,799	3,476,308
DISH Network Corp., Class A	86,315	2,655,049
Regal Entertainment Group Class A	139,178	1,923,440
Viacom, Inc., Class B	6,359	297,029

		10,588,192

METALS AND MINING — 0.5%
Coeur d'Alene Mines Corp.(1)	112,946	1,842,149
Teck Resources Ltd.	54,846	1,537,334

		3,379,483

MULTI-UTILITIES — 1.1%
Ameren Corp.	66,775	2,284,373
Consolidated Edison, Inc.	19,555	1,261,298
Public Service Enterprise Group, Inc.	89,872	2,987,345

		6,533,016

MULTILINE RETAIL — 0.9%
Dillard's, Inc., Class A	35,508	2,316,187
Macy's, Inc.	83,440	2,990,489

		5,306,676

OIL, GAS AND CONSUMABLE FUELS — 6.2%
Apache Corp.	20,640	1,777,517
Chevron Corp.	81,917	8,976,465
ConocoPhillips	73,642	4,009,070
Energy XXI Bermuda Ltd.	59,355	1,850,689
Exxon Mobil Corp.	110,013	9,554,629
Marathon Petroleum Corp.	72,818	3,444,291
Occidental Petroleum Corp.	51,655	4,495,535
Phillips 66	18,207	684,583
Suncor Energy, Inc.	80,240	2,450,530
Western Refining, Inc.	52,654	1,238,949

		38,482,258

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc., Class A	23,719	1,209,906

PHARMACEUTICALS — 4.5%
Abbott Laboratories	87,317	5,789,990
Eli Lilly & Co.	94,411	4,156,917
Johnson & Johnson	82,737	5,727,055
Merck & Co., Inc.	95,772	4,230,249
Pfizer, Inc.	322,575	7,754,703

		27,658,914

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	8,349	669,506

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Simon Property Group, Inc.	12,999	2,086,209

ROAD AND RAIL — 0.7%
Union Pacific Corp.	33,529	4,110,991

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Micro Devices, Inc.(1)	420,361	1,706,666
Applied Materials, Inc.	279,434	3,043,036
Broadcom Corp., Class A	58,025	1,965,887
Intel Corp.	140,303	3,605,787
KLA-Tencor Corp.	53,729	2,735,343
Texas Instruments, Inc.	9,607	261,695

		13,318,414

SOFTWARE — 3.3%
Activision Blizzard, Inc.	28,356	341,123
Adobe Systems, Inc.(1)	59,049	1,823,433
CA, Inc.	91,457	2,201,370
Cadence Design Systems, Inc.(1)	757	9,251
Intuit, Inc.	1,019	59,122
Microsoft Corp.	240,282	7,081,110
Oracle Corp.	201,049	6,071,680
Symantec Corp.(1)	172,997	2,724,703

		20,311,792

SPECIALTY RETAIL — 1.7%
Best Buy Co., Inc.	36,493	660,158
Buckle, Inc. (The)	6,891	266,475
Foot Locker, Inc.	34,032	1,123,737
GameStop Corp., Class A	14,556	233,187
Home Depot, Inc. (The)	98,333	5,131,016
O'Reilly Automotive, Inc.(1)	5,164	442,761
PetSmart, Inc.	42,028	2,778,471

		10,635,805

TOBACCO — 0.9%
Philip Morris International, Inc.	58,412	5,341,193

TOTAL COMMON STOCKS (Cost $305,466,524)		368,993,532

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.6%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC, VRN, 2.59%, 8/1/12	259,886	271,452
FHLMC, VRN, 2.91%, 8/1/12	239,823	252,900
FHLMC, VRN, 3.28%, 8/1/12	295,787	310,812
FHLMC, VRN, 4.03%, 8/1/12	631,133	671,633
FHLMC, VRN, 6.15%, 8/1/12	486,985	527,678
FNMA, VRN, 2.73%, 8/1/12	540,901	565,442
FNMA, VRN, 3.34%, 8/1/12	351,482	370,194
FNMA, VRN, 3.37%, 8/1/12	321,960	340,429
FNMA, VRN, 3.90%, 8/1/12	637,306	677,750
FNMA, VRN, 3.91%, 8/1/12	526,378	559,216
FNMA, VRN, 3.97%, 8/1/12	194,603	206,507

		4,754,013

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.8%
FHLMC, 7.00%, 10/1/12	2,186	2,204
FHLMC, 4.50%, 1/1/19	626,289	673,483
FHLMC, 6.50%, 1/1/28	52,021	61,273
FHLMC, 5.50%, 12/1/33	515,357	572,968
FHLMC, 5.00%, 7/1/35	5,370,317	5,851,810
FHLMC, 5.50%, 1/1/38	968,794	1,060,744
FHLMC, 6.00%, 8/1/38	192,493	212,598
FHLMC, 4.00%, 4/1/41	1,386,331	1,526,630
FHLMC, 6.50%, 7/1/47	23,009	25,778
FNMA, 6.50%, 5/1/13	721	735
FNMA, 6.50%, 5/1/13	445	454
FNMA, 6.50%, 6/1/13	2,414	2,467
FNMA, 6.50%, 6/1/13	1,501	1,534
FNMA, 6.50%, 6/1/13	1,586	1,621
FNMA, 6.00%, 1/1/14	11,011	11,369
FNMA, 6.00%, 4/1/14	42,903	43,746
FNMA, 4.50%, 5/1/19	204,029	220,517
FNMA, 4.50%, 5/1/19	529,438	572,223
FNMA, 5.00%, 9/1/20	1,105,251	1,201,293
FNMA, 6.50%, 1/1/28	23,079	27,166
FNMA, 6.50%, 1/1/29	68,326	80,721
FNMA, 7.50%, 7/1/29	117,590	144,588
FNMA, 7.50%, 9/1/30	35,634	43,774
FNMA, 5.00%, 7/1/31	1,925,840	2,101,272
FNMA, 6.50%, 9/1/31	41,801	48,918
FNMA, 7.00%, 9/1/31	15,027	17,779
FNMA, 6.50%, 1/1/32	106,599	124,088
FNMA, 6.50%, 8/1/32	83,001	94,795
FNMA, 5.50%, 6/1/33	356,682	395,696
FNMA, 5.50%, 7/1/33	569,857	630,087
FNMA, 5.50%, 8/1/33	738,295	816,328
FNMA, 5.50%, 9/1/33	509,819	569,598
FNMA, 5.00%, 11/1/33	1,781,829	1,952,216
FNMA, 4.50%, 9/1/35	1,432,572	1,552,424

FNMA, 5.00%, 2/1/36	1,887,206	2,066,203
FNMA, 5.50%, 4/1/36	759,147	837,486
FNMA, 5.50%, 5/1/36	1,509,577	1,665,356
FNMA, 5.50%, 2/1/37	466,548	512,651
FNMA, 6.00%, 7/1/37	3,392,445	3,760,419
FNMA, 6.50%, 8/1/37	432,526	485,380
FNMA, 4.50%, 9/1/40	6,345,055	6,990,900
FNMA, 4.00%, 1/1/41	2,155,735	2,377,393
FNMA, 4.50%, 1/1/41	1,866,652	2,057,237
FNMA, 4.50%, 2/1/41	1,621,763	1,760,484
FNMA, 4.00%, 5/1/41	3,809,680	4,091,872
FNMA, 4.50%, 7/1/41	1,136,743	1,252,449
FNMA, 4.50%, 9/1/41	1,455,862	1,606,883
FNMA, 4.00%, 12/1/41	2,424,595	2,655,713
FNMA, 4.00%, 1/1/42	1,694,854	1,844,017
FNMA, 4.00%, 1/1/42	2,350,629	2,525,480
FNMA, 6.50%, 6/1/47	57,444	64,123
FNMA, 6.50%, 8/1/47	107,603	120,113
FNMA, 6.50%, 8/1/47	138,212	154,281
FNMA, 6.50%, 9/1/47	260,692	291,000
FNMA, 6.50%, 9/1/47	10,539	11,765
FNMA, 6.50%, 9/1/47	97,867	109,245
FNMA, 6.50%, 9/1/47	67,628	75,491
FNMA, 6.50%, 9/1/47	76,820	85,751
GNMA, 7.00%, 4/20/26	100,553	119,944
GNMA, 7.50%, 8/15/26	58,931	71,134
GNMA, 7.00%, 2/15/28	15,364	18,494
GNMA, 7.50%, 2/15/28	19,298	19,924
GNMA, 7.00%, 12/15/28	35,813	43,108
GNMA, 7.00%, 5/15/31	116,573	140,443
GNMA, 5.50%, 11/15/32	539,236	607,062
GNMA, 4.00%, 1/20/41	2,805,759	3,098,281
GNMA, 4.50%, 5/20/41	1,885,995	2,102,958
GNMA, 4.50%, 6/15/41	1,187,260	1,321,198
GNMA, 4.00%, 12/15/41	3,235,068	3,564,135
GNMA, 3.50%, 6/20/42	2,495,157	2,714,361
GNMA, 3.50%, 7/20/42	1,200,000	1,305,422

		73,171,053

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $73,297,919)		77,925,066

U.S. TREASURY SECURITIES — 10.9%

U.S. Treasury Bonds, 5.50%, 8/15/28	420,000	617,203
U.S. Treasury Bonds, 5.25%, 2/15/29	489,000	704,695
U.S. Treasury Bonds, 5.375%, 2/15/31	2,500,000	3,727,735
U.S. Treasury Bonds, 4.375%, 11/15/39	2,000,000	2,761,876
U.S. Treasury Bonds, 4.375%, 5/15/41	2,000,000	2,771,876
U.S. Treasury Bonds, 3.75%, 8/15/41	400,000	501,062
U.S. Treasury Bonds, 3.125%, 11/15/41	1,500,000	1,677,891
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	2,280,411	2,368,599
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	2,126,718	2,334,405
U.S. Treasury Notes, 0.75%, 9/15/13	2,850,000	2,868,146

U.S. Treasury Notes, 0.75%, 12/15/13	1,500,000	1,511,426
U.S. Treasury Notes, 1.25%, 2/15/14	2,500,000	2,539,845
U.S. Treasury Notes, 1.25%, 3/15/14	1,000,000	1,016,758
U.S. Treasury Notes, 0.50%, 8/15/14	6,000,000	6,034,218
U.S. Treasury Notes, 2.375%, 8/31/14	3,500,000	3,655,859
U.S. Treasury Notes, 0.50%, 10/15/14	2,000,000	2,012,188
U.S. Treasury Notes, 2.625%, 12/31/14	3,500,000	3,702,073
U.S. Treasury Notes, 2.125%, 12/31/15	2,900,000	3,074,452
U.S. Treasury Notes, 0.50%, 7/31/17	1,000,000	995,703
U.S. Treasury Notes, 1.875%, 10/31/17	7,300,000	7,759,674
U.S. Treasury Notes, 2.625%, 4/30/18	875,000	967,558
U.S. Treasury Notes, 1.375%, 11/30/18	200,000	206,469
U.S. Treasury Notes, 2.625%, 8/15/20	1,871,000	2,082,803
U.S. Treasury Notes, 3.125%, 5/15/21	3,300,000	3,805,827
U.S. Treasury Notes, 2.125%, 8/15/21	2,600,000	2,773,469
U.S. Treasury Notes, 2.00%, 2/15/22	4,700,000	4,938,304

TOTAL U.S. TREASURY SECURITIES (Cost $63,823,485)		67,410,114

CORPORATE BONDS — 10.0%

AEROSPACE AND DEFENSE — 0.2%
L-3 Communications Corp., 4.75%, 7/15/20	90,000	98,066
Lockheed Martin Corp., 4.25%, 11/15/19	250,000	283,583
Raytheon Co., 4.40%, 2/15/20	110,000	126,877
United Technologies Corp., 6.05%, 6/1/36	250,000	340,100
United Technologies Corp., 5.70%, 4/15/40	120,000	161,134
United Technologies Corp., 4.50%, 6/1/42	90,000	105,117

		1,114,877

AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.375%, 3/18/13(3)	170,000	172,018
American Honda Finance Corp., 2.50%, 9/21/15(3)	220,000	228,664
Daimler Finance North America LLC, 1.30%, 7/31/15(3)(4)	200,000	200,381
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	210,000	218,831
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	265,762
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)	50,000	50,480

		1,136,136

BEVERAGES — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	510,000	686,583
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	60,000	63,471
Coca-Cola Co. (The), 1.80%, 9/1/16	180,000	187,458
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	60,000	63,720
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	60,000	63,124
PepsiCo, Inc., 4.875%, 11/1/40	50,000	62,278
Pernod-Ricard SA, 2.95%, 1/15/17(3)	150,000	154,962
SABMiller Holdings, Inc., 2.45%, 1/15/17(3)	330,000	344,228
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	220,022

		1,845,846

BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	250,000	257,698
Gilead Sciences, Inc., 4.40%, 12/1/21	140,000	159,519

		417,217

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	330,000	394,871
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17	90,000	94,996
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	150,000	157,857
Jefferies Group, Inc., 5.125%, 4/13/18	110,000	108,900

		756,624

CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	210,000	254,625
Dow Chemical Co. (The), 5.90%, 2/15/15	110,000	123,111
Dow Chemical Co. (The), 2.50%, 2/15/16	110,000	114,578
Eastman Chemical Co., 3.60%, 8/15/22	170,000	179,304
Ecolab, Inc., 4.35%, 12/8/21	270,000	307,032
PPG Industries, Inc., 2.70%, 8/15/22	50,000	49,991

		1,028,641

COMMERCIAL BANKS — 0.7%
Bank of America N.A., 5.30%, 3/15/17	720,000	774,269
Bank of Nova Scotia, 2.55%, 1/12/17	150,000	158,359
BB&T Corp., 5.70%, 4/30/14	60,000	65,037
BB&T Corp., 3.20%, 3/15/16	190,000	202,804
Capital One Financial Corp., 4.75%, 7/15/21	170,000	189,929
Fifth Third Bancorp, 6.25%, 5/1/13	170,000	176,836
HSBC Bank plc, 3.50%, 6/28/15(3)	140,000	148,148
Huntington Bancshares, Inc., 7.00%, 12/15/20	30,000	35,823
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	250,000	280,706
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14	240,000	259,699
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	260,000	272,888
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	220,000	226,099
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	210,000	219,490
SunTrust Bank, 7.25%, 3/15/18	110,000	128,023
SunTrust Banks, Inc., 3.60%, 4/15/16	50,000	52,353
Toronto-Dominion Bank (The), 2.375%, 10/19/16	210,000	220,314
U.S. Bancorp., 3.44%, 2/1/16	120,000	126,786
U.S. Bancorp., MTN, 3.00%, 3/15/22	110,000	115,584
U.S. Bancorp., MTN, 2.95%, 7/15/22	60,000	60,870
Wachovia Bank N.A., 4.80%, 11/1/14	251,000	269,243
Wells Fargo & Co., 3.68%, 9/15/12	140,000	152,306
Wells Fargo & Co., 2.10%, 5/8/17	230,000	235,828
Wells Fargo & Co., 5.625%, 12/11/17	20,000	23,781
Wells Fargo & Co., 4.60%, 4/1/21	110,000	126,858
Wells Fargo & Co., MTN, 3.50%, 3/8/22	100,000	106,976

		4,629,009

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Corrections Corp. of America, 7.75%, 6/1/17	90,000	97,931
Republic Services, Inc., 3.80%, 5/15/18	70,000	76,184
Republic Services, Inc., 5.50%, 9/15/19	110,000	129,810
Republic Services, Inc., 3.55%, 6/1/22	100,000	105,511
Waste Management, Inc., 6.125%, 11/30/39	120,000	155,946

		565,382

COMMUNICATIONS EQUIPMENT†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	181,692

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17	320,000	319,751

CONSUMER FINANCE — 0.3%
American Express Centurion Bank, 6.00%, 9/13/17	250,000	303,417
American Express Credit Corp., 2.80%, 9/19/16	110,000	117,913
American Express Credit Corp., MTN, 2.75%, 9/15/15	200,000	211,060
American Express Credit Corp., MTN, 2.375%, 3/24/17	100,000	105,215
Credit Suisse (New York), 5.30%, 8/13/19	230,000	269,152
PNC Bank N.A., 6.00%, 12/7/17	290,000	342,445
SLM Corp., 6.25%, 1/25/16	80,000	85,200
SLM Corp., MTN, 5.00%, 10/1/13	180,000	187,200

		1,621,602

CONTAINERS AND PACKAGING†
Ball Corp., 7.125%, 9/1/16	130,000	141,863
Ball Corp., 6.75%, 9/15/20	120,000	133,500

		275,363

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Bank of America Corp., 4.50%, 4/1/15	260,000	273,334
Bank of America Corp., 3.75%, 7/12/16	100,000	103,687
Bank of America Corp., 6.50%, 8/1/16	480,000	542,489
Bank of America Corp., 3.875%, 3/22/17	170,000	177,694
Bank of America Corp., 5.75%, 12/1/17	150,000	165,837
Citigroup, Inc., 6.01%, 1/15/15	520,000	564,466
Citigroup, Inc., 4.75%, 5/19/15	70,000	74,194
Citigroup, Inc., 4.45%, 1/10/17	100,000	106,983
Citigroup, Inc., 6.125%, 5/15/18	660,000	754,931
Citigroup, Inc., 4.50%, 1/14/22	80,000	84,402
Deutsche Bank AG (London), 3.875%, 8/18/14	190,000	199,259
General Electric Capital Corp., 3.75%, 11/14/14	200,000	211,709
General Electric Capital Corp., 2.25%, 11/9/15	200,000	205,958
General Electric Capital Corp., 5.625%, 9/15/17	450,000	530,247
General Electric Capital Corp., 4.375%, 9/16/20	320,000	354,628
General Electric Capital Corp., 5.30%, 2/11/21	80,000	91,923
General Electric Capital Corp., MTN, 2.30%, 4/27/17	420,000	429,943
General Electric Capital Corp., MTN, 6.00%, 8/7/19	350,000	422,804
Goldman Sachs Group, Inc. (The), 3.30%, 5/3/15	40,000	40,721
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16	465,000	476,395
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	550,000	602,508
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41	100,000	109,824
HSBC Holdings plc, 5.10%, 4/5/21	120,000	138,310
HSBC Holdings plc, 6.80%, 6/1/38	80,000	97,300
JPMorgan Chase & Co., 6.00%, 1/15/18	840,000	995,686
JPMorgan Chase & Co., 4.625%, 5/10/21	60,000	66,971
Morgan Stanley, 6.625%, 4/1/18	410,000	439,417
Morgan Stanley, 5.625%, 9/23/19	150,000	151,957
UBS AG (Stamford Branch), 5.875%, 12/20/17	380,000	440,734

		8,854,311

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.00%, 2/15/22	140,000	148,333
AT&T, Inc., 6.80%, 5/15/36	200,000	279,652
AT&T, Inc., 6.55%, 2/15/39	470,000	649,546

British Telecommunications plc, 5.95%, 1/15/18	270,000	320,875
CenturyLink, Inc., 6.15%, 9/15/19	140,000	151,701
CenturyLink, Inc., 5.80%, 3/15/22	20,000	21,285
CenturyLink, Inc., Series P, 7.60%, 9/15/39	60,000	61,896
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	50,000	50,620
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	210,000	257,603
Telecom Italia Capital SA, 7.00%, 6/4/18	30,000	30,525
Telefonica Emisiones SAU, 5.88%, 7/15/19	160,000	150,786
Telefonica Emisiones SAU, 5.46%, 2/16/21	100,000	90,232
Verizon Communications, Inc., 8.75%, 11/1/18	100,000	139,320
Verizon Communications, Inc., 3.50%, 11/1/21	100,000	111,164
Verizon Communications, Inc., 7.35%, 4/1/39	160,000	243,519
Windstream Corp., 7.875%, 11/1/17	60,000	66,225

		2,773,282

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	200,000	231,250
Jabil Circuit, Inc., 5.625%, 12/15/20	80,000	85,400
Jabil Circuit, Inc., 4.70%, 9/15/22	50,000	49,996

		366,646

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	120,000	127,731
Noble Holding International Ltd., 3.95%, 3/15/22	50,000	52,527
Transocean, Inc., 6.50%, 11/15/20	100,000	119,726
Transocean, Inc., 6.375%, 12/15/21	50,000	60,323
Weatherford International Ltd., 9.625%, 3/1/19	150,000	197,543

		557,850

FOOD AND STAPLES RETAILING — 0.2%
CVS Caremark Corp., 6.60%, 3/15/19	350,000	448,033
Kroger Co. (The), 6.40%, 8/15/17	200,000	240,173
Safeway, Inc., 4.75%, 12/1/21	70,000	68,443
Target Corp., 4.00%, 7/1/42	70,000	75,517
Wal-Mart Stores, Inc., 5.875%, 4/5/27	468,000	640,907
Wal-Mart Stores, Inc., 5.625%, 4/15/41	60,000	84,355

		1,557,428

FOOD PRODUCTS — 0.2%
General Mills, Inc., 3.15%, 12/15/21	130,000	136,298
Kellogg Co., 4.45%, 5/30/16	200,000	223,542
Kraft Foods Group, Inc., 6.125%, 8/23/18(3)	81,000	100,511
Kraft Foods, Inc., 6.125%, 2/1/18	29,000	35,574
Kraft Foods, Inc., 6.50%, 2/9/40	140,000	193,702
Kraft Foods, Inc., 5.00%, 6/4/42(3)	110,000	124,904
Mead Johnson Nutrition Co., 3.50%, 11/1/14	120,000	124,832

		939,363

GAS UTILITIES — 0.5%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37	100,000	125,312
El Paso Corp., 7.25%, 6/1/18	150,000	173,827
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	140,000	165,348
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	158,184
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	114,504

Enbridge Energy Partners LP, 5.50%, 9/15/40	80,000	91,998
Energy Transfer Partners LP, 6.50%, 2/1/42	90,000	103,128
Enterprise Products Operating LLC, 3.70%, 6/1/15	150,000	160,459
Enterprise Products Operating LLC, 6.30%, 9/15/17	350,000	421,971
Enterprise Products Operating LLC, 5.95%, 2/1/41	125,000	149,865
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	200,000	247,750
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	156,358
Magellan Midstream Partners LP, 6.55%, 7/15/19	150,000	183,707
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15	60,000	64,621
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19	70,000	93,440
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	270,000	287,019
TransCanada PipeLines Ltd., 2.50%, 8/1/22(4)	150,000	151,579
Williams Partners LP, 4.125%, 11/15/20	200,000	218,057

		3,067,127

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Covidien International Finance SA, 1.875%, 6/15/13	170,000	171,889
Covidien International Finance SA, 3.20%, 6/15/22	140,000	149,771

		321,660

HEALTH CARE PROVIDERS AND SERVICES — 0.2%
Express Scripts, Inc., 2.65%, 2/15/17(3)	400,000	410,932
Express Scripts, Inc., 7.25%, 6/15/19	360,000	458,111
Universal Health Services, Inc., 7.125%, 6/30/16	160,000	183,800
WellPoint, Inc., 3.125%, 5/15/22	100,000	100,618
WellPoint, Inc., 5.80%, 8/15/40	60,000	73,133

		1,226,594

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18	370,000	447,797
Wyndham Worldwide Corp., 6.00%, 12/1/16	1,000	1,119
Wyndham Worldwide Corp., 2.95%, 3/1/17	110,000	110,943

		559,859

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19	100,000	113,107

HOUSEHOLD PRODUCTS†
Jarden Corp., 8.00%, 5/1/16	230,000	249,550

INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(3)	80,000	80,800
General Electric Co., 5.25%, 12/6/17	230,000	272,087

		352,887

INSURANCE — 0.4%
Allstate Corp. (The), 7.45%, 5/16/19	150,000	196,718
Allstate Corp. (The), 5.20%, 1/15/42	90,000	108,252
American International Group, Inc., 3.65%, 1/15/14	70,000	71,759
American International Group, Inc., 5.85%, 1/16/18	380,000	428,574
American International Group, Inc., 4.875%, 6/1/22	90,000	96,108
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	140,000	159,345
CNA Financial Corp., 5.875%, 8/15/20	60,000	68,768
CNA Financial Corp., 5.75%, 8/15/21	50,000	56,777
Dolphin Subsidiary II, Inc., 6.50%, 10/15/16(3)	250,000	277,500
Genworth Financial, Inc., 7.20%, 2/15/21	70,000	68,695

Hartford Financial Services Group, Inc., 4.00%, 3/30/15	110,000	115,739
Hartford Financial Services Group, Inc., 6.30%, 3/15/18	110,000	122,632
International Lease Finance Corp., 5.75%, 5/15/16	80,000	83,736
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)	93,000	96,002
Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	30,000	30,813
Lincoln National Corp., 6.25%, 2/15/20	160,000	186,597
MetLife, Inc., 6.75%, 6/1/16	150,000	177,548
Prudential Financial, Inc., 7.375%, 6/15/19	100,000	124,495
Prudential Financial, Inc., 5.375%, 6/21/20	70,000	80,002
Prudential Financial, Inc., 5.625%, 5/12/41	110,000	120,796

		2,670,856

INTERNET SOFTWARE AND SERVICES†
Google, Inc., 2.125%, 5/19/16	120,000	126,641

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22(3)	100,000	106,000
International Business Machines Corp., 1.95%, 7/22/16	410,000	428,123

		534,123

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	220,000	231,160
Caterpillar, Inc., 2.60%, 6/26/22	90,000	93,823
Deere & Co., 5.375%, 10/16/29	200,000	264,447
Deere & Co., 3.90%, 6/9/42	100,000	108,668

		698,098

MEDIA — 0.9%
CBS Corp., 1.95%, 7/1/17	50,000	51,023
Comcast Corp., 5.90%, 3/15/16	339,000	394,096
Comcast Corp., 6.50%, 11/15/35	90,000	117,685
Comcast Corp., 6.40%, 5/15/38	230,000	301,387
Comcast Corp., 4.65%, 7/15/42	60,000	66,222
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	155,000	167,241
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	190,000	201,390
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	330,000	379,017
Discovery Communications LLC, 5.625%, 8/15/19	90,000	108,610
DISH DBS Corp., 6.75%, 6/1/21	170,000	186,788
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17	300,000	339,000
Lamar Media Corp., 9.75%, 4/1/14	150,000	168,938
NBCUniversal Media LLC, 5.15%, 4/30/20	90,000	107,036
NBCUniversal Media LLC, 4.375%, 4/1/21	380,000	430,704
News America, Inc., 6.90%, 8/15/39	150,000	195,249
Omnicom Group, Inc., 3.625%, 5/1/22	120,000	128,060
Qwest Corp., 7.50%, 10/1/14	200,000	224,532
SBA Telecommunications, Inc., 8.25%, 8/15/19	78,000	87,165
Time Warner Cable, Inc., 6.75%, 7/1/18	280,000	352,619
Time Warner, Inc., 3.15%, 7/15/15	140,000	148,875
Time Warner, Inc., 3.40%, 6/15/22	70,000	74,087
Time Warner, Inc., 7.70%, 5/1/32	200,000	279,233
Time Warner, Inc., 4.90%, 6/15/42	100,000	110,229
Viacom, Inc., 4.375%, 9/15/14	150,000	160,759
Viacom, Inc., 4.50%, 3/1/21	110,000	124,609
Viacom, Inc., 3.125%, 6/15/22	120,000	123,853

Virgin Media Secured Finance plc, 6.50%, 1/15/18	320,000	353,600

		5,382,007

METALS AND MINING — 0.2%
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20	80,000	83,971
ArcelorMittal, 5.25%, 8/5/20	120,000	116,306
ArcelorMittal, 6.25%, 2/25/22	110,000	110,536
Barrick North America Finance LLC, 4.40%, 5/30/21	130,000	141,896
Newmont Mining Corp., 3.50%, 3/15/22	100,000	103,140
Newmont Mining Corp., 6.25%, 10/1/39	120,000	145,640
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20	80,000	87,355
Teck Resources Ltd., 5.375%, 10/1/15	70,000	77,849
Teck Resources Ltd., 3.15%, 1/15/17	110,000	114,235
Vale Overseas Ltd., 5.625%, 9/15/19	310,000	351,137
Vale Overseas Ltd., 4.625%, 9/15/20	150,000	161,199

		1,493,264

MULTI-UTILITIES — 0.5%
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17	81,000	91,512
CMS Energy Corp., 4.25%, 9/30/15	160,000	168,311
CMS Energy Corp., 8.75%, 6/15/19	180,000	227,163
Consumers Energy Co., 2.85%, 5/15/22	50,000	52,391
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	235,865
Dominion Resources, Inc., 4.90%, 8/1/41	130,000	156,838
Duke Energy Corp., 6.30%, 2/1/14	100,000	108,086
Duke Energy Corp., 3.95%, 9/15/14	130,000	138,169
Edison International, 3.75%, 9/15/17	130,000	138,620
Exelon Generation Co. LLC, 5.20%, 10/1/19	150,000	168,028
FirstEnergy Solutions Corp., 6.05%, 8/15/21	300,000	335,356
Florida Power Corp., 6.35%, 9/15/37	110,000	154,482
Georgia Power Co., 4.30%, 3/15/42	70,000	78,479
Ipalco Enterprises, Inc., 5.00%, 5/1/18	50,000	51,750
Nisource Finance Corp., 4.45%, 12/1/21	70,000	76,264
Nisource Finance Corp., 5.25%, 2/15/43	70,000	77,001
Pacific Gas & Electric Co., 5.80%, 3/1/37	80,000	106,508
Pacific Gas & Electric Co., 4.45%, 4/15/42	50,000	57,622
PG&E Corp., 5.75%, 4/1/14	60,000	64,699
Progress Energy, Inc., 3.15%, 4/1/22	90,000	92,640
Public Service Company of Colorado, 4.75%, 8/15/41	50,000	61,555
Sempra Energy, 6.50%, 6/1/16	200,000	238,162
Southern California Edison Co., 5.625%, 2/1/36	60,000	79,395
Southern Power Co., 5.15%, 9/15/41	40,000	47,721

		3,006,617

OFFICE ELECTRONICS†
Xerox Corp., 5.65%, 5/15/13	80,000	82,738

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 5.95%, 9/15/16	50,000	57,925
Anadarko Petroleum Corp., 6.45%, 9/15/36	150,000	190,712
Apache Corp., 4.75%, 4/15/43	210,000	249,930
BP Capital Markets plc, 3.20%, 3/11/16	120,000	128,901
BP Capital Markets plc, 2.25%, 11/1/16	180,000	187,736
BP Capital Markets plc, 4.50%, 10/1/20	100,000	117,494
Cenovus Energy, Inc., 4.50%, 9/15/14	140,000	150,101

ConocoPhillips, 5.75%, 2/1/19	240,000	297,843
ConocoPhillips Holding Co., 6.95%, 4/15/29	70,000	101,138
Devon Energy Corp., 1.875%, 5/15/17	60,000	61,138
Devon Energy Corp., 5.60%, 7/15/41	180,000	224,074
EOG Resources, Inc., 5.625%, 6/1/19	150,000	183,454
Hess Corp., 6.00%, 1/15/40	110,000	131,366
Marathon Petroleum Corp., 3.50%, 3/1/16	210,000	222,578
Marathon Petroleum Corp., 5.125%, 3/1/21	110,000	127,102
Newfield Exploration Co., 6.875%, 2/1/20	200,000	220,000
Nexen, Inc., 5.875%, 3/10/35	130,000	154,177
Noble Energy, Inc., 4.15%, 12/15/21	150,000	162,413
Occidental Petroleum Corp., 2.70%, 2/15/23	150,000	156,148
Peabody Energy Corp., 7.375%, 11/1/16	40,000	44,200
Peabody Energy Corp., 6.50%, 9/15/20	70,000	71,050
Pemex Project Funding Master Trust, 6.625%, 6/15/35	50,000	64,373
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	200,000	227,162
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	310,000	348,676
Petroleos Mexicanos, 6.00%, 3/5/20	120,000	144,600
Phillips 66, 4.30%, 4/1/22(3)	120,000	131,716
Pioneer Natural Resources Co., 3.95%, 7/15/22	120,000	124,899
Shell International Finance BV, 6.375%, 12/15/38	50,000	75,543
Suncor Energy, Inc., 6.10%, 6/1/18	174,000	212,027
Suncor Energy, Inc., 6.85%, 6/1/39	70,000	93,740
Talisman Energy, Inc., 7.75%, 6/1/19	170,000	215,291
Talisman Energy, Inc., 3.75%, 2/1/21	90,000	93,039

		4,970,546

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	340,000	401,908
International Paper Co., 4.75%, 2/15/22	140,000	157,900
International Paper Co., 6.00%, 11/15/41	70,000	85,557

		645,365

PHARMACEUTICALS — 0.3%
Abbott Laboratories, 5.30%, 5/27/40	70,000	93,815
AstraZeneca plc, 5.90%, 9/15/17	200,000	244,331
Bristol-Myers Squibb Co., 3.25%, 8/1/42	80,000	77,330
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	340,000	357,756
Roche Holdings, Inc., 6.00%, 3/1/19(3)	350,000	446,509
Roche Holdings, Inc., 7.00%, 3/1/39(3)	160,000	250,355
Sanofi, 4.00%, 3/29/21	95,000	109,339
Watson Pharmaceuticals, Inc., 5.00%, 8/15/14	260,000	277,647

		1,857,082

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
American Tower Corp., 4.625%, 4/1/15	230,000	244,241
American Tower Corp., 4.70%, 3/15/22	170,000	178,018
Boston Properties LP, 3.85%, 2/1/23	130,000	137,323
Developers Diversified Realty Corp., 4.75%, 4/15/18	290,000	309,096
HCP, Inc., 3.75%, 2/1/16	160,000	169,260
Simon Property Group LP, 5.75%, 12/1/15	160,000	179,548
UDR, Inc., 4.25%, 6/1/18	110,000	119,964
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	195,000	203,338
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	100,000	106,758

Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	60,000	66,025
WEA Finance LLC, 4.625%, 5/10/21(3)	90,000	97,578

		1,811,149

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19	160,000	192,624

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	191,409
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	60,000	69,776
CSX Corp., 4.25%, 6/1/21	110,000	124,407
CSX Corp., 4.75%, 5/30/42	110,000	122,552
Union Pacific Corp., 2.95%, 1/15/23	80,000	83,068
Union Pacific Corp., 4.75%, 9/15/41	150,000	173,313

		764,525

SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17	254,000	295,239
Oracle Corp., 6.125%, 7/8/39	240,000	342,924
Oracle Corp., 5.375%, 7/15/40	50,000	66,315

		704,478

SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41	250,000	351,711
Lowe's Cos., Inc., 1.625%, 4/15/17	100,000	102,284
Lowe's Cos., Inc., 4.65%, 4/15/42	100,000	115,319

		569,314

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21	120,000	127,071
Hanesbrands, Inc., 6.375%, 12/15/20	100,000	107,375
Ltd. Brands, Inc., 6.90%, 7/15/17	100,000	113,375

		347,821

TOBACCO — 0.1%
Altria Group, Inc., 9.25%, 8/6/19	80,000	113,123
Philip Morris International, Inc., 4.125%, 5/17/21	180,000	204,451

		317,574

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32	100,000	160,797
America Movil SAB de CV, 5.00%, 3/30/20	110,000	128,556
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	330,000	460,404
Vodafone Group plc, 5.625%, 2/27/17	110,000	130,671

		880,428

TOTAL CORPORATE BONDS (Cost $55,890,163)		61,887,054

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 1.8%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	400,000	417,890
Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42	205,880	208,842
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 8/1/12	350,000	392,021

Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 8/1/12	300,000	325,720
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	240,000	250,884
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 8/1/12	275,000	300,626
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 8/1/12	157,551	161,523
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, VRN, 5.42%, 8/1/12	575,000	612,327
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.43%, 8/15/12(3)	275,589	252,637
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 8/1/12	200,000	199,794
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 8/1/12	480,000	518,962
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 8/1/12	158,000	162,681
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 8/1/12	600,000	644,531
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	345,000	372,751
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,000,000	1,084,063
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	250,000	268,271
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	400,000	419,523
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36	1,000,000	1,047,422
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.27%, 8/11/12	300,000	319,880
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 8/11/12	125,000	132,651
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40	150,000	153,838
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 8/11/12	400,000	434,980
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 8/11/12	425,000	468,120
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	175,000	182,277
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	51,402	51,548
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	600,000	647,905
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	84,160	85,666
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,100,000	1,184,359

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,089,701)		11,301,692

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.1%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	161,025	166,696
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	567,936	417,590
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	131,169	134,623
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	144,068	143,802
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.33%, 8/1/12	316,082	309,618
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	94,209	94,871
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.70%, 8/1/12	466,727	436,903
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 8/1/12	600,000	601,166
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	213,679	222,785
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.99%, 8/1/12	275,435	293,451
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 8/1/12	363,491	371,634
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34	310,764	327,203
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-4, Class A9, 5.50%, 5/25/34	182,726	189,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	341,432	345,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	78,233	78,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.34%, 8/1/12	152,977	153,237
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.75%, 8/1/12	285,907	291,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	404,437	408,810
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	375,698	376,628
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	269,997	275,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.07%, 8/1/12	241,770	246,432

		5,886,163

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
FHLMC, Series 77, Class H, 8.50%, 9/15/20	74,967	83,193
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	950,737	1,056,026

		1,139,219

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,938,868)		7,025,382

U.S. GOVERNMENT AGENCY SECURITIES — 0.9%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLB, 1.00%, 6/21/17	160,000	161,688

FHLMC, Series 1, 1.00%, 7/28/17	2,300,000	2,322,052
FHLMC, 2.375%, 1/13/22	990,000	1,040,052

		3,523,792

GOVERNMENT-BACKED CORPORATE BOND(5) — 0.3%
Citigroup Funding, Inc., 1.875%, 11/15/12	1,800,000	1,808,732

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,238,043)		5,332,524

MUNICIPAL SECURITIES — 0.7%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	50,000	63,481
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	75,000	105,411
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	135,000	190,204
California GO, (Building Bonds), 7.30%, 10/1/39	110,000	144,963
California GO, (Building Bonds), 7.60%, 11/1/40	30,000	40,875
Illinois GO, 5.88%, 3/1/19	240,000	269,038
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	300,000	290,442
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	55,000	62,838
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	200,000	272,674
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	60,000	80,378
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	105,000	143,847
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	60,000	82,207
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	130,000	165,062
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	200,000	305,394
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	95,000	139,657
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	95,000	130,281
Ohio State University (The) Rev., Series 2011 A, 4.80%, 6/1/11	100,000	119,018
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	127,809
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	92,920
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	61,009
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	205,000	268,718
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	210,000	272,152
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	114,872
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	155,000	198,296
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	120,000	150,577
Texas GO, (Building Bonds), 5.52%, 4/1/39	50,000	67,283
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	170,000	211,533

TOTAL MUNICIPAL SECURITIES (Cost $3,323,063)		4,170,939

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%

BRAZIL — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	690,000	855,945
Brazilian Government International Bond, 4.875%, 1/22/21	40,000	48,200
Brazilian Government International Bond, 5.625%, 1/7/41	130,000	170,300

		1,074,445

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22	145,000	212,751
Province of Ontario Canada, 5.45%, 4/27/16	150,000	175,336
Province of Ontario Canada, 1.60%, 9/21/16	110,000	113,144

		501,231

CHILE†
Chile Government International Bond, 3.25%, 9/14/21	100,000	108,250

COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	100,000	116,000

ITALY†
Republic of Italy, 6.875%, 9/27/23	80,000	82,597

MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17	90,000	106,065
United Mexican States, 5.95%, 3/19/19	420,000	522,900
United Mexican States, 5.125%, 1/15/20	330,000	397,650
United Mexican States, 6.05%, 1/11/40	120,000	166,620
United Mexican States, MTN, 4.75%, 3/8/44	100,000	115,750

		1,308,985

PERU†
Republic of Peru, 6.55%, 3/14/37	70,000	102,830
Republic of Peru, 5.625%, 11/18/50	120,000	158,700

		261,530

POLAND†
Poland Government International Bond, 5.125%, 4/21/21	140,000	161,000

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	160,000	170,320
Korea Development Bank, 3.25%, 3/9/16	130,000	135,618
Korea Development Bank, 4.00%, 9/9/16	110,000	118,310

		424,248

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,496,907)		4,038,286

TEMPORARY CASH INVESTMENTS — 1.9%

SSgA U.S. Government Money Market Fund (Cost $11,486,577)	11,486,577	11,486,577

TOTAL INVESTMENT SECURITIES — 100.2% (Cost $540,051,250)	619,571,166

OTHER ASSETS AND LIABILITIES — (0.2)%	(1,230,801)

TOTAL NET ASSETS — 100.0%	$618,340,365

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)

Bank of America N.A./CDX North America Investment Grade 16 Index	4,400,000	Buy	1.00	6/20/16	(4,777)	(18,739)	(23,516)

Notes to Schedule of Investments
CDX	-	Credit Derivatives Indexes
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $4,864,790, which represented 0.8% of total net assets.

(4)	When-issued security.
(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	338,117,823	—	—
Foreign Common Stocks	30,875,709	—	—
U.S. Government Agency Mortgage-Backed Securities	—	77,925,066	—
U.S. Treasury Securities	—	67,410,114	—
Corporate Bonds	—	61,887,054	—
Commercial Mortgage-Backed Securities	—	11,301,692	—
Collateralized Mortgage Obligations	—	7,025,382	—
U.S. Government Agency Securities	—	5,332,524	—
Municipal Securities	—	4,170,939	—
Sovereign Governments and Agencies	—	4,038,286	—
Temporary Cash Investments	11,486,577	—	—

Total Value of Investment Securities	380,480,109	239,091,057	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	(18,739)	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$544,337,591
Gross tax appreciation of investments	$83,995,566
Gross tax depreciation of investments	(8,761,991)
Net tax appreciation (depreciation) of investments	$75,233,575

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Capital Value Fund

July 31, 2012

Capital Value - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 1.2%
Honeywell International, Inc.	4,080	236,844
Northrop Grumman Corp.	7,500	496,500
Raytheon Co.	13,360	741,213

		1,474,557

AIRLINES — 0.6%
Southwest Airlines Co.	79,130	727,205

AUTO COMPONENTS — 0.3%
Autoliv, Inc.	5,440	307,741

AUTOMOBILES — 1.1%
Ford Motor Co.	142,830	1,319,749

BEVERAGES — 0.8%
PepsiCo, Inc.	13,310	968,036

BIOTECHNOLOGY — 0.7%
Amgen, Inc.	5,400	446,040
Gilead Sciences, Inc.(1)	6,800	369,444

		815,484

CAPITAL MARKETS — 3.7%
Ameriprise Financial, Inc.	22,210	1,148,701
Bank of New York Mellon Corp. (The)	38,180	812,470
BlackRock, Inc.	5,050	859,813
Goldman Sachs Group, Inc. (The)	13,320	1,343,988
Morgan Stanley	23,530	321,420

		4,486,392

CHEMICALS — 0.7%
E.I. du Pont de Nemours & Co.	16,020	796,194

COMMERCIAL BANKS — 6.4%
PNC Financial Services Group, Inc.	27,430	1,621,113
U.S. Bancorp	57,260	1,918,210
Wells Fargo & Co.	122,990	4,158,292

		7,697,615

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	13,190	406,120

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	155,060	2,473,207

COMPUTERS AND PERIPHERALS — 0.9%
Hewlett-Packard Co.	59,300	1,081,632

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Bank of America Corp.	110,360	810,042
Citigroup, Inc.	72,780	1,974,522
JPMorgan Chase & Co.	100,490	3,617,640

		6,402,204

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	85,420	3,239,127

CenturyLink, Inc.	20,630	856,970
Verizon Communications, Inc.	5,100	230,214

		4,326,311

ELECTRIC UTILITIES — 3.5%
American Electric Power Co., Inc.	18,230	770,035
Exelon Corp.	14,610	571,543
NV Energy, Inc.	28,760	526,021
Pinnacle West Capital Corp.	15,370	822,910
PPL Corp.	23,810	688,109
Xcel Energy, Inc.	26,940	789,342

		4,167,960

ENERGY EQUIPMENT AND SERVICES — 2.4%
Baker Hughes, Inc.	25,630	1,187,182
National Oilwell Varco, Inc.	10,460	756,258
Schlumberger Ltd.	12,920	920,679

		2,864,119

FOOD AND STAPLES RETAILING — 2.7%
CVS Caremark Corp.	27,130	1,227,632
Kroger Co. (The)	42,440	940,895
Wal-Mart Stores, Inc.	14,970	1,114,217

		3,282,744

FOOD PRODUCTS — 0.6%
Kraft Foods, Inc., Class A	19,240	764,020

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Medtronic, Inc.	44,670	1,760,891

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Aetna, Inc.	19,020	685,861
Quest Diagnostics, Inc.	9,570	559,175
WellPoint, Inc.	17,510	933,108

		2,178,144

HOTELS, RESTAURANTS AND LEISURE — 0.4%
Carnival Corp.	13,350	444,288

HOUSEHOLD PRODUCTS — 2.9%
Procter & Gamble Co. (The)	55,000	3,549,700

INDUSTRIAL CONGLOMERATES — 4.6%
General Electric Co.	232,730	4,829,148
Tyco International Ltd.	13,160	723,010

		5,552,158

INSURANCE — 7.8%
Allstate Corp. (The)	31,910	1,094,513
American International Group, Inc.(1)	10,600	331,462
Berkshire Hathaway, Inc., Class B(1)	19,910	1,689,164
Chubb Corp. (The)	6,550	476,120
Loews Corp.	23,720	939,075
MetLife, Inc.	49,490	1,522,807
Principal Financial Group, Inc.	27,750	710,122
Prudential Financial, Inc.	22,700	1,095,956
Torchmark Corp.	5,530	275,118

Travelers Cos., Inc. (The)	20,480	1,283,072

		9,417,409

IT SERVICES — 0.3%
Fiserv, Inc.(1)	5,290	370,988

MACHINERY — 1.9%
Dover Corp.	11,820	643,835
Eaton Corp.	12,120	531,341
Ingersoll-Rand plc	9,470	401,623
PACCAR, Inc.	16,930	677,369

		2,254,168

MEDIA — 3.9%
CBS Corp., Class B	18,260	610,980
Comcast Corp., Class A	55,290	1,799,690
Time Warner Cable, Inc.	7,380	626,783
Time Warner, Inc.	41,670	1,630,130

		4,667,583

METALS AND MINING — 1.7%
Freeport-McMoRan Copper & Gold, Inc.	32,720	1,101,682
Nucor Corp.	22,850	895,720

		1,997,402

MULTI-UTILITIES — 0.8%
PG&E Corp.	20,490	945,818

MULTILINE RETAIL — 2.6%
Kohl's Corp.	15,630	777,124
Macy's, Inc.	16,420	588,493
Target Corp.	30,090	1,824,958

		3,190,575

OIL, GAS AND CONSUMABLE FUELS — 15.7%
Apache Corp.	14,900	1,283,188
Chevron Corp.	43,440	4,760,155
Exxon Mobil Corp.	96,160	8,351,496
Occidental Petroleum Corp.	13,720	1,194,052
Phillips 66	3,390	127,464
Royal Dutch Shell plc, Class A	23,150	789,285
Total SA ADR	21,880	1,005,386
Ultra Petroleum Corp.(1)	25,330	601,841
Valero Energy Corp.	28,250	776,875

		18,889,742

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	22,910	751,677

PHARMACEUTICALS — 9.5%
Abbott Laboratories	11,390	755,271
Johnson & Johnson	48,980	3,390,396
Merck & Co., Inc.	70,920	3,132,536
Pfizer, Inc.	175,790	4,225,992

		11,504,195

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Applied Materials, Inc.	77,040	838,966

Intel Corp.	52,120	1,339,484
Marvell Technology Group Ltd.	55,620	626,281

		2,804,731

SOFTWARE — 2.2%
Adobe Systems, Inc.(1)	14,870	459,186
Microsoft Corp.	36,280	1,069,171
Oracle Corp.	37,920	1,145,184

		2,673,541

SPECIALTY RETAIL — 1.2%
Lowe's Cos., Inc.	29,070	737,506
Staples, Inc.	55,280	704,267

		1,441,773

TOBACCO — 0.5%
Altria Group, Inc.	16,900	607,893

TOTAL COMMON STOCKS (Cost $95,813,144)		119,363,966

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $450,694), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $441,548)		441,546
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $449,876), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $441,547)		441,546
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $100,597), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $98,802)		98,802

TOTAL TEMPORARY CASH INVESTMENTS (Cost $981,894)		981,894

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $96,795,038)		120,345,860

OTHER ASSETS AND LIABILITIES — 0.1%		168,732

TOTAL NET ASSETS — 100.0%		$120,514,592

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,254,675	EUR for USD	UBS AG	8/31/12	1,544,248	7,635
47,830	EUR for USD	UBS AG	8/31/12	58,869	(232)

				1,603,117	7,403
(Value on Settlement Date $1,610,520)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar
(1) Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	118,574,681	789,285	—
Temporary Cash Investments	—	981,894	—

Total Value of Investment Securities	118,574,681	1,771,179	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	7,403	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$99,138,475
Gross tax appreciation of investments	$25,540,705
Gross tax depreciation of investments	(4,333,320)
Net tax appreciation (depreciation) of investments	$21,207,385

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Focused Growth Fund

July 31, 2012

Focused Growth - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.1%

AEROSPACE AND DEFENSE — 5.4%
Honeywell International, Inc.	9,523	552,810
Textron, Inc.	6,173	160,807
United Technologies Corp.	2,179	162,205

		875,822

AIR FREIGHT AND LOGISTICS — 2.5%
United Parcel Service, Inc., Class B	5,241	396,272

AUTO COMPONENTS — 2.2%
BorgWarner, Inc.(1)	5,343	358,515

AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	4,510	194,967

BEVERAGES — 4.6%
Coca-Cola Co. (The)(1)	9,264	748,531

BIOTECHNOLOGY — 1.3%
Alexion Pharmaceuticals, Inc.(1)	1,942	203,619

CAPITAL MARKETS — 1.7%
BlackRock, Inc.	1,587	270,203

CHEMICALS — 1.8%
E.I. du Pont de Nemours & Co.	5,659	281,252

COMMERCIAL BANKS — 1.2%
Wells Fargo & Co.	5,527	186,868

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	22,754	362,926

COMPUTERS AND PERIPHERALS — 12.3%
Apple, Inc.(1)	2,396	1,463,381
EMC Corp.(1)	19,925	522,234

		1,985,615

ENERGY EQUIPMENT AND SERVICES — 3.9%
Schlumberger Ltd.	8,882	632,931

FOOD AND STAPLES RETAILING — 1.3%
CVS Caremark Corp.	4,499	203,580

FOOD PRODUCTS — 0.9%
Hershey Co. (The)	1,990	142,763

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Covidien plc	5,589	312,314
Edwards Lifesciences Corp.(1)	831	84,097

		396,411

HEALTH CARE PROVIDERS AND SERVICES — 2.9%
Express Scripts Holding Co.(1)	8,104	469,546

HOTELS, RESTAURANTS AND LEISURE — 2.9%
Chipotle Mexican Grill, Inc.(1)	163	47,650
Marriott International, Inc. Class A	3,206	116,762

Starbucks Corp.	6,821	308,855

		473,267

HOUSEHOLD PRODUCTS — 2.5%
Colgate-Palmolive Co.	3,771	404,855

INTERNET AND CATALOG RETAIL — 0.1%
Amazon.com, Inc.(1)	71	16,564

INTERNET SOFTWARE AND SERVICES — 3.2%
Google, Inc., Class A(1)	813	514,605

IT SERVICES — 3.6%
Automatic Data Processing, Inc.	840	47,502
MasterCard, Inc., Class A	1,221	533,052

		580,554

MACHINERY — 3.0%
Illinois Tool Works, Inc.	8,825	479,550

MEDIA — 3.5%
CBS Corp., Class B	7,304	244,392
Time Warner Cable, Inc.	3,708	314,920

		559,312

MULTILINE RETAIL — 2.1%
Macy's, Inc.	9,639	345,462

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Noble Energy, Inc.	765	66,884
Occidental Petroleum Corp.	5,030	437,761

		504,645

PHARMACEUTICALS — 5.4%
Abbott Laboratories	9,660	640,554
Johnson & Johnson	3,381	234,033

		874,587

ROAD AND RAIL — 1.8%
Union Pacific Corp.	2,391	293,160

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 4.6%
Broadcom Corp., Class A	1,115	37,776
Linear Technology Corp.	10,915	352,009
Xilinx, Inc.	10,785	349,434

		739,219

SOFTWARE — 5.4%
Citrix Systems, Inc.(1)	827	60,107
Microsoft Corp.	25,111	740,021
Oracle Corp.	2,420	73,084

		873,212

SPECIALTY RETAIL — 4.5%
Home Depot, Inc. (The)	10,660	556,239
O'Reilly Automotive, Inc.(1)	2,043	175,167

		731,406

TOBACCO — 0.3%
Philip Morris International, Inc.	510	46,634

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
Crown Castle International Corp.(1)	8,034	497,144

TOTAL COMMON STOCKS (Cost $11,948,046)		15,643,997

EXCHANGE-TRADED FUNDS — 1.0%

iShares Russell 1000 Growth Index Fund (Cost $152,638)	2,442	156,141

TEMPORARY CASH INVESTMENTS — 1.9%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $142,338), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $139,450)		139,449
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $142,079), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $139,449)		139,449
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $31,770), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $31,203)		31,203

TOTAL TEMPORARY CASH INVESTMENTS (Cost $310,101)		310,101

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,410,785)		16,110,239

OTHER ASSETS AND LIABILITIES†		4,853

TOTAL NET ASSETS — 100.0%		$16,115,092

Notes to Schedule of Investments
†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	15,643,997	—	—
Exchange-Traded Funds	156,141	—	—
Temporary Cash Investments	—	310,101	—

Total Value of Investment Securities	15,800,138	310,101	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,492,529
Gross tax appreciation of investments	$3,769,869
Gross tax depreciation of investments	(152,159)
Net tax appreciation (depreciation) of investments	$3,617,710

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Fundamental Equity Fund

July 31, 2012

Fundamental Equity - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.5%

AEROSPACE AND DEFENSE — 2.9%
General Dynamics Corp.	17,955	1,139,065
Honeywell International, Inc.	46,850	2,719,642
Lockheed Martin Corp.	2,685	239,690
United Technologies Corp.	11,665	868,343

		4,966,740

AIR FREIGHT AND LOGISTICS — 0.8%
United Parcel Service, Inc., Class B	18,214	1,377,161

AIRLINES — 0.2%
Allegiant Travel Co.(1)	4,258	302,573

AUTOMOBILES — 0.5%
Ford Motor Co.	89,029	822,628

BEVERAGES — 1.0%
Dr Pepper Snapple Group, Inc.	31,200	1,422,096
PepsiCo, Inc.	4,422	321,612

		1,743,708

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	34,579	2,856,226
Gilead Sciences, Inc.(1)	3,537	192,165

		3,048,391

CAPITAL MARKETS — 0.4%
Ameriprise Financial, Inc.	3,669	189,761
Legg Mason, Inc.	18,141	444,817

		634,578

CHEMICALS — 1.0%
Ashland, Inc.	1,314	92,492
CF Industries Holdings, Inc.	985	192,824
E.I. du Pont de Nemours & Co.	7,143	355,007
Eastman Chemical Co.	1,966	102,782
LyondellBasell Industries NV, Class A	18,060	804,212
Monsanto Co.	435	37,245
PPG Industries, Inc.	979	107,161

		1,691,723

COMMERCIAL BANKS — 2.7%
Bank of Hawaii Corp.	7,263	339,255
PNC Financial Services Group, Inc.	16,148	954,347
Wells Fargo & Co.	95,584	3,231,695

		4,525,297

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Knoll, Inc.	19,264	263,724

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	81,192	1,295,012
Motorola Solutions, Inc.	3,326	160,779

QUALCOMM, Inc.	12,385	739,137

		2,194,928

COMPUTERS AND PERIPHERALS — 6.1%
Apple, Inc.(1)	13,611	8,313,054
EMC Corp.(1)	69,494	1,821,438
Hewlett-Packard Co.	12,188	222,309

		10,356,801

CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	8,126	213,958
Fluor Corp.	2,241	111,109
Foster Wheeler AG(1)	1,637	29,531

		354,598

CONSUMER FINANCE — 2.0%
American Express Co.	15,968	921,513
Capital One Financial Corp.	28,454	1,607,367
Discover Financial Services	21,579	775,981

		3,304,861

CONTAINERS AND PACKAGING — 0.1%
Sealed Air Corp.	10,681	173,032

DIVERSIFIED CONSUMER SERVICES — 0.1%
Sotheby's	8,565	251,383

DIVERSIFIED FINANCIAL SERVICES — 2.6%
Citigroup, Inc.	78,052	2,117,551
JPMorgan Chase & Co.	61,868	2,227,248

		4,344,799

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	81,534	3,091,769
Verizon Communications, Inc.	25,704	1,160,279

		4,252,048

ELECTRIC UTILITIES — 1.8%
FirstEnergy Corp.	18,531	930,627
Northeast Utilities	15,432	615,428
Xcel Energy, Inc.	50,160	1,469,688

		3,015,743

ELECTRICAL EQUIPMENT — 1.1%
Belden, Inc.	10,027	322,168
Emerson Electric Co.	32,108	1,533,799

		1,855,967

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc.	9,064	196,689

ENERGY EQUIPMENT AND SERVICES — 1.0%
Halliburton Co.	13,957	462,395
National Oilwell Varco, Inc.	12,101	874,902
Patterson-UTI Energy, Inc.	21,922	339,353

		1,676,650

FOOD AND STAPLES RETAILING — 2.1%
Kroger Co. (The)	2,219	49,195
Safeway, Inc.	10,878	169,153
SYSCO Corp.	1,571	46,172
Wal-Mart Stores, Inc.	34,046	2,534,044
Walgreen Co.	19,629	713,710

		3,512,274

FOOD PRODUCTS — 2.6%
Bunge Ltd.	3,532	232,300
ConAgra Foods, Inc.	16,521	407,903
H.J. Heinz Co.	35,973	1,986,069
Kraft Foods, Inc., Class A	4,243	168,490
Smithfield Foods, Inc.(1)	27,409	507,066
Tyson Foods, Inc., Class A	70,090	1,052,051

		4,353,879

GAS UTILITIES — 0.1%
Questar Corp.	9,115	185,490

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.4%
Baxter International, Inc.	2,041	119,419
Covidien plc	1,377	76,947
Medtronic, Inc.	4,130	162,804
Stryker Corp.	5,105	265,613

		624,783

HEALTH CARE PROVIDERS AND SERVICES — 4.4%
Aetna, Inc.	19,854	715,935
AmerisourceBergen Corp.	50,609	2,009,177
Cardinal Health, Inc.	40,927	1,763,545
Express Scripts Holding Co.(1)	4,772	276,490
Humana, Inc.	11,407	702,671
UnitedHealth Group, Inc.	38,582	1,971,154

		7,438,972

HOTELS, RESTAURANTS AND LEISURE — 1.3%
Bally Technologies, Inc.(1)	3,800	166,098
Cheesecake Factory, Inc. (The)(1)	2,817	94,426
Starbucks Corp.	12,429	562,785
Wyndham Worldwide Corp.	17,900	931,695
Wynn Resorts Ltd.	5,494	515,062

		2,270,066

HOUSEHOLD DURABLES — 0.1%
Tupperware Brands Corp.	3,860	202,341

HOUSEHOLD PRODUCTS — 2.4%
Colgate-Palmolive Co.	1,726	185,303
Kimberly-Clark Corp.	6,422	558,136
Procter & Gamble Co. (The)	50,710	3,272,824

		4,016,263

INDUSTRIAL CONGLOMERATES — 1.7%
General Electric Co.	134,595	2,792,846

INSURANCE — 3.9%
ACE Ltd.	10,290	756,315
Aflac, Inc.	10,769	471,467
American Financial Group, Inc.	5,241	197,638
Assurant, Inc.	10,353	374,882
Chubb Corp. (The)	6,226	452,568
MetLife, Inc.	8,479	260,899
Principal Financial Group, Inc.	15,948	408,110
Prudential Financial, Inc.	43,708	2,110,222
Travelers Cos., Inc. (The)	7,562	473,759
Unum Group	60,679	1,146,226

		6,652,086

INTERNET AND CATALOG RETAIL — 0.8%
Amazon.com, Inc.(1)	3,423	798,586
Expedia, Inc.	6,761	385,309
priceline.com, Inc.(1)	190	125,731
TripAdvisor, Inc.(1)	3,345	125,136

		1,434,762

INTERNET SOFTWARE AND SERVICES — 2.0%
AOL, Inc.(1)	4,457	142,000
eBay, Inc.(1)	6,422	284,494
Google, Inc., Class A(1)	4,546	2,877,482

		3,303,976

IT SERVICES — 5.4%
Accenture plc, Class A	17,758	1,070,808
International Business Machines Corp.	26,595	5,212,088
Visa, Inc., Class A	14,404	1,859,124
Western Union Co. (The)	60,423	1,053,173

		9,195,193

LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Hasbro, Inc.	13,696	490,591

LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	9,002	344,686
Thermo Fisher Scientific, Inc.	2,686	149,530

		494,216

MACHINERY — 2.1%
AGCO Corp.(1)	3,170	138,973
Caterpillar, Inc.	9,490	799,153
Cummins, Inc.	5,769	553,247
Dover Corp.	29,226	1,591,940
Oshkosh Corp.(1)	1,545	34,793
Wabtec Corp.	4,915	389,170

		3,507,276

MEDIA — 4.6%
CBS Corp., Class B	41,813	1,399,063
Comcast Corp., Class A	87,685	2,854,147
Gannett Co., Inc.	4,687	66,133
Omnicom Group, Inc.	4,880	244,878
Time Warner Cable, Inc.	12,385	1,051,858

Time Warner, Inc.	49,147	1,922,631
Viacom, Inc., Class B	6,879	321,318

		7,860,028

METALS AND MINING — 1.1%
Cliffs Natural Resources, Inc.	9,078	371,200
Freeport-McMoRan Copper & Gold, Inc.	39,875	1,342,591
Reliance Steel & Aluminum Co.	4,063	209,163

		1,922,954

MULTI-UTILITIES — 1.4%
Ameren Corp.	3,739	127,911
CenterPoint Energy, Inc.	57,074	1,201,979
DTE Energy Co.	16,290	999,717
Public Service Enterprise Group, Inc.	2,161	71,832

		2,401,439

MULTILINE RETAIL — 0.4%
Dillard's, Inc., Class A	2,969	193,668
Macy's, Inc.	14,551	521,508

		715,176

OIL, GAS AND CONSUMABLE FUELS — 10.5%
Chevron Corp.	33,527	3,673,889
ConocoPhillips	36,074	1,963,869
Exxon Mobil Corp.	92,529	8,036,144
Hess Corp.	5,845	275,650
HollyFrontier Corp.	27,858	1,041,611
Murphy Oil Corp.	8,584	460,617
Occidental Petroleum Corp.	18,443	1,605,094
Peabody Energy Corp.	10,092	210,721
Valero Energy Corp.	7,929	218,047
Williams Cos., Inc. (The)	7,338	233,275
WPX Energy, Inc.(1)	2,446	39,014

		17,757,931

PAPER AND FOREST PRODUCTS — 0.8%
International Paper Co.	41,977	1,377,265

PHARMACEUTICALS — 6.1%
Abbott Laboratories	43,315	2,872,218
Bristol-Myers Squibb Co.	72,702	2,588,191
Hospira, Inc.(1)	8,663	301,039
Johnson & Johnson	39,262	2,717,716
Merck & Co., Inc.	2,913	128,667
Pfizer, Inc.	71,847	1,727,202

		10,335,033

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.3%
American Tower Corp.	15,350	1,109,959
Public Storage	6,092	907,403
Simon Property Group, Inc.	1,455	233,513

		2,250,875

ROAD AND RAIL — 1.3%
CSX Corp.	8,401	192,719

Norfolk Southern Corp.	1,818	134,623
Ryder System, Inc.	16,579	653,876
Union Pacific Corp.	9,241	1,133,039

		2,114,257

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.2%
Altera Corp.	31,385	1,112,598
Intel Corp.	59,598	1,531,669
Marvell Technology Group Ltd.	45,213	509,098
Texas Instruments, Inc.	18,371	500,426

		3,653,791

SOFTWARE — 3.5%
Microsoft Corp.	148,050	4,363,034
Oracle Corp.	28,671	865,864
Red Hat, Inc.(1)	779	41,801
Symantec Corp.(1)	35,973	566,575

		5,837,274

SPECIALTY RETAIL — 3.2%
AutoZone, Inc.(1)	776	291,178
Chico's FAS, Inc.	13,411	205,457
Gap, Inc. (The)	27,835	820,854
Home Depot, Inc. (The)	52,272	2,727,553
Limited Brands, Inc.	2,250	106,987
Lowe's Cos., Inc.	17,823	452,170
Pier 1 Imports, Inc.	53,078	875,256

		5,479,455

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Coach, Inc.	7,666	378,164

TOBACCO — 1.6%
Altria Group, Inc.	8,729	313,982
Lorillard, Inc.	1,819	233,996
Philip Morris International, Inc.	23,715	2,168,500

		2,716,478

TOTAL COMMON STOCKS (Cost $118,451,668)		166,629,156

EXCHANGE-TRADED FUNDS — 0.5%

SPDR S&P 500 ETF Trust (Cost $771,814)	5,829	802,712

TEMPORARY CASH INVESTMENTS — 1.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $778,019), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $762,231)		762,228
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $776,607), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $762,230)		762,228
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $173,658), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $170,556)		170,556

SSgA U.S. Government Money Market Fund	28	28

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,695,040)		1,695,040

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $120,918,522)		169,126,908

OTHER ASSETS AND LIABILITIES†		(65,557)

TOTAL NET ASSETS — 100.0%		$169,061,351

Notes to Schedule of Investments
ETF	-	Exchange-Traded Fund
SPDR	-	Standard & Poor's Depositary Receipts

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	166,629,156	—	—
Exchange-Traded Funds	802,712	—	—
Temporary Cash Investments	28	1,695,012	—

Total Value of Investment Securities	167,431,896	1,695,012	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$125,014,389
Gross tax appreciation of investments	$48,366,696
Gross tax depreciation of investments	(4,254,177)
Net tax appreciation (depreciation) of investments	$44,112,519

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Growth Fund

July 31, 2012

Growth - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 5.3%
Boeing Co. (The)	284,000	20,990,440
Hexcel Corp.(1)	1,117,500	26,026,575
Honeywell International, Inc.	2,395,800	139,076,190
Precision Castparts Corp.	545,600	84,873,536
Textron, Inc.	1,765,100	45,980,855
United Technologies Corp.	2,094,200	155,892,248

		472,839,844

AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	1,271,800	96,160,798

AUTO COMPONENTS — 0.8%
Autoliv, Inc.	675,600	38,218,692
BorgWarner, Inc.(1)	553,100	37,113,010

		75,331,702

AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	1,478,600	63,919,878

BEVERAGES — 5.1%
Beam, Inc.	495,800	31,175,904
Brown-Forman Corp., Class B	249,000	23,296,440
Coca-Cola Co. (The)(1)	2,802,500	226,442,000
Monster Beverage Corp.(1)	323,600	21,509,692
PepsiCo, Inc.	2,194,600	159,613,258

		462,037,294

BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	412,500	43,250,625
Cepheid, Inc.(1)	523,000	16,756,920
Gilead Sciences, Inc.(1)	1,633,000	88,720,890
Medivation, Inc.(1)	132,300	13,190,310

		161,918,745

CAPITAL MARKETS — 0.7%
BlackRock, Inc.	347,100	59,097,246

CHEMICALS — 2.4%
E.I. du Pont de Nemours & Co.	1,310,900	65,151,730
Monsanto Co.	1,404,800	120,278,976
Rockwood Holdings, Inc.	751,600	33,235,752

		218,666,458

COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	2,035,300	68,813,493

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	2,199,000	35,074,050
F5 Networks, Inc.(1)	249,700	23,316,986
Palo Alto Networks, Inc.(1)	252,600	14,433,564
QUALCOMM, Inc.	1,845,300	110,127,504

		182,952,104

COMPUTERS AND PERIPHERALS — 10.4%
Apple, Inc.(1)	1,229,300	750,807,268
Dell, Inc.(1)	3,065,200	36,414,576
EMC Corp.(1)	5,522,600	144,747,346

		931,969,190

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Verizon Communications, Inc.	2,752,400	124,243,336

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Trimble Navigation Ltd.(1)	452,800	20,040,928

ENERGY EQUIPMENT AND SERVICES — 3.2%
Core Laboratories NV	198,000	22,088,880
Hornbeck Offshore Services, Inc.(1)	331,400	14,034,790
Oceaneering International, Inc.	1,173,400	60,653,046
Schlumberger Ltd.	2,685,900	191,397,234

		288,173,950

FOOD AND STAPLES RETAILING — 4.1%
Costco Wholesale Corp.	981,100	94,362,198
CVS Caremark Corp.	1,431,500	64,775,375
Wal-Mart Stores, Inc.	2,224,000	165,532,320
Whole Foods Market, Inc.	509,700	46,780,266

		371,450,159

FOOD PRODUCTS — 1.2%
Annie's, Inc.(1)	208,600	8,500,450
Hershey Co. (The)	816,700	58,590,058
Mead Johnson Nutrition Co.	508,200	37,078,272

		104,168,780

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.8%
Cooper Cos., Inc. (The)	322,900	24,301,454
Covidien plc	486,400	27,180,032
DENTSPLY International, Inc.	562,200	20,430,348
Edwards Lifesciences Corp.(1)	373,600	37,808,320
Hill-Rom Holdings, Inc.	751,000	19,638,650
IDEXX Laboratories, Inc.(1)	219,900	19,388,583
Intuitive Surgical, Inc.(1)	76,900	37,027,350
ResMed, Inc.(1)	999,700	31,550,532
Zimmer Holdings, Inc.	657,000	38,717,010

		256,042,279

HEALTH CARE PROVIDERS AND SERVICES — 1.9%
AmerisourceBergen Corp.	1,732,600	68,784,220
Express Scripts Holding Co.(1)	1,822,300	105,584,062

		174,368,282

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.(1)	305,800	22,604,736

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Chipotle Mexican Grill, Inc.(1)	123,600	36,131,988
Marriott International, Inc. Class A	2,205,400	80,320,668
McDonald's Corp.	1,090,400	97,438,144

Starbucks Corp.	1,774,200	80,335,776

		294,226,576

HOUSEHOLD DURABLES — 0.5%
Mohawk Industries, Inc.(1)	635,700	42,229,551

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	255,000	14,690,550
Colgate-Palmolive Co.	792,900	85,125,744

		99,816,294

INDUSTRIAL CONGLOMERATES — 0.9%
Danaher Corp.	1,564,600	82,626,526

INSURANCE — 0.3%
Brown & Brown, Inc.	1,231,400	31,080,536

INTERNET AND CATALOG RETAIL — 1.9%
Amazon.com, Inc.(1)	745,900	174,018,470

INTERNET SOFTWARE AND SERVICES — 3.0%
Google, Inc., Class A(1)	433,200	274,202,604

IT SERVICES — 4.6%
Accenture plc, Class A	483,200	29,136,960
Automatic Data Processing, Inc.	1,343,900	75,997,545
International Business Machines Corp.	1,014,900	198,900,102
MasterCard, Inc., Class A	249,500	108,924,215

		412,958,822

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	1,351,500	51,748,935

MACHINERY — 1.6%
Deere & Co.	510,100	39,185,882
Illinois Tool Works, Inc.	1,891,300	102,773,242

		141,959,124

MEDIA — 2.5%
CBS Corp., Class B	1,963,300	65,692,018
Time Warner Cable, Inc.	1,341,800	113,959,074
Viacom, Inc., Class B	1,015,800	47,448,018

		227,099,110

METALS AND MINING — 0.3%
Nucor Corp.	733,600	28,757,120

MULTI-UTILITIES — 0.1%
DTE Energy Co.	83,300	5,112,121

MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	1,239,300	63,216,693
Macy's, Inc.	2,178,500	78,077,440

		141,294,133

OIL, GAS AND CONSUMABLE FUELS — 2.6%
EOG Resources, Inc.	916,300	89,806,563
Noble Energy, Inc.	812,000	70,993,160
Occidental Petroleum Corp.	806,700	70,207,101

		231,006,824

PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	1,342,300	70,309,674

PHARMACEUTICALS — 4.8%
Abbott Laboratories	2,528,100	167,638,311
Allergan, Inc.	936,700	76,874,969
Bristol-Myers Squibb Co.	1,654,200	58,889,520
Johnson & Johnson	1,829,000	126,603,380

		430,006,180

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
American Campus Communities, Inc.	746,600	35,582,956
American Tower Corp.	513,500	37,131,185
AvalonBay Communities, Inc.	172,900	25,431,861
Simon Property Group, Inc.	521,100	83,631,339

		181,777,341

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
CBRE Group, Inc.(1)	1,407,600	21,930,408

ROAD AND RAIL — 1.6%
Union Pacific Corp.	1,189,300	145,820,073

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Broadcom Corp., Class A	2,464,200	83,487,096
Intel Corp.	2,539,500	65,265,150
Linear Technology Corp.	1,729,000	55,760,250
Marvell Technology Group Ltd.	2,979,500	33,549,170
Xilinx, Inc.	2,236,700	72,469,080

		310,530,746

SOFTWARE — 7.4%
Citrix Systems, Inc.(1)	954,300	69,358,524
CommVault Systems, Inc.(1)	388,400	18,845,168
Fortinet, Inc.(1)	668,800	16,057,888
Microsoft Corp.	10,694,300	315,161,021
Oracle Corp.	7,348,400	221,921,680
Red Hat, Inc.(1)	438,000	23,503,080

		664,847,361

SPECIALTY RETAIL — 3.2%
GNC Holdings, Inc. Class A	1,292,900	49,815,437
Home Depot, Inc. (The)	2,738,500	142,894,930
O'Reilly Automotive, Inc.(1)	404,200	34,656,108
Tractor Supply Co.	202,200	18,373,914
Urban Outfitters, Inc.(1)	1,340,200	40,943,110

		286,683,499

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
Coach, Inc.	841,500	41,511,195

TOBACCO — 2.5%
Philip Morris International, Inc.	2,500,100	228,609,144

WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Crown Castle International Corp.(1)	1,907,000	118,005,160

TOTAL COMMON STOCKS (Cost $7,667,078,466)		8,892,966,729

TEMPORARY CASH INVESTMENTS — 0.6%

FHLB, Discount Notes, 0.00%, 8/1/12(2)	50,000,000	50,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $972,028), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $952,304)		952,300
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $970,264), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $952,302)		952,299
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $216,961), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $213,087)		213,086
SSgA U.S. Government Money Market Fund	98	98

TOTAL TEMPORARY CASH INVESTMENTS (Cost $52,117,783)		52,117,783

TOTAL INVESTMENT SECURITIES — 99.4% (Cost $7,719,196,249)		8,945,084,512

OTHER ASSETS AND LIABILITIES — 0.6%		51,752,017

TOTAL NET ASSETS — 100.0%		$8,996,836,529

Notes to Schedule of Investments
FHLB	-	Federal Home Loan Bank

(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	8,892,966,729	—	—
Temporary Cash Investments	98	52,117,685	—

Total Value of Investment Securities	8,892,966,827	52,117,685	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,737,421,279
Gross tax appreciation of investments	$1,339,119,523
Gross tax depreciation of investments	(131,456,290)
Net tax appreciation (depreciation) of investments	$1,207,663,233

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Heritage Fund

July 31, 2012

Heritage - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.4%

AEROSPACE AND DEFENSE — 3.0%
BE Aerospace, Inc.(1)	789,784	30,983,226
Spirit Aerosystems Holdings, Inc. Class A(1)	904,300	21,251,050
TransDigm Group, Inc.(1)	359,300	44,323,248
Triumph Group, Inc.	257,100	16,076,463

		112,633,987

AUTO COMPONENTS — 0.9%
BorgWarner, Inc.(1)	492,737	33,062,653

AUTOMOBILES — 1.2%
Harley-Davidson, Inc.	1,074,700	46,459,281

BEVERAGES — 1.5%
Beam, Inc.	333,600	20,976,768
Monster Beverage Corp.(1)	545,300	36,246,091

		57,222,859

BIOTECHNOLOGY — 4.7%
Alexion Pharmaceuticals, Inc.(1)	802,800	84,173,580
Cepheid, Inc.(1)	456,100	14,613,444
Grifols SA(1)	1,542,200	48,083,219
Regeneron Pharmaceuticals, Inc.(1)	232,800	31,346,520

		178,216,763

BUILDING PRODUCTS — 0.6%
Fortune Brands Home & Security, Inc.(1)	1,099,000	24,309,880

CAPITAL MARKETS — 1.8%
KKR & Co. LP	1,325,500	18,543,745
Lazard Ltd. Class A	773,100	20,757,735
Raymond James Financial, Inc.	817,700	27,491,074

		66,792,554

CHEMICALS — 3.2%
Airgas, Inc.	491,200	38,961,984
Albemarle Corp.	440,700	25,657,554
FMC Corp.	1,036,800	56,712,960

		121,332,498

COMMERCIAL BANKS — 1.1%
East West Bancorp., Inc.	1,018,100	22,194,580
SVB Financial Group(1)	340,900	19,707,429

		41,902,009

COMMERCIAL SERVICES AND SUPPLIES — 2.8%
Cintas Corp.	594,400	23,556,072
Clean Harbors, Inc.(1)	687,300	41,609,142
Stericycle, Inc.(1)	429,100	39,841,935

		105,007,149

COMMUNICATIONS EQUIPMENT — 0.7%
F5 Networks, Inc.(1)	252,800	23,606,464

Palo Alto Networks, Inc.(1)	34,617	1,978,015

		25,584,479

COMPUTERS AND PERIPHERALS — 1.9%
Apple, Inc.(1)	116,627	71,231,106

CONSTRUCTION AND ENGINEERING — 1.9%
Chicago Bridge & Iron Co. NV New York Shares	675,800	24,153,092
KBR, Inc.	596,000	15,639,040
Quanta Services, Inc.(1)	1,467,300	33,733,227

		73,525,359

CONSUMER FINANCE — 1.4%
Discover Financial Services	1,512,204	54,378,856

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
tw telecom, inc.(1)	1,049,300	26,368,909

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Jabil Circuit, Inc.	1,950,400	42,323,680
Trimble Navigation Ltd.(1)	974,700	43,140,222

		85,463,902

ENERGY EQUIPMENT AND SERVICES — 2.9%
Atwood Oceanics, Inc.(1)	487,300	21,699,469
National Oilwell Varco, Inc.	845,000	61,093,500
Oil States International, Inc.(1)	369,200	26,840,840

		109,633,809

FOOD AND STAPLES RETAILING — 5.3%
Costco Wholesale Corp.	596,000	57,323,280
Fresh Market, Inc. (The)(1)	562,186	33,107,134
PriceSmart, Inc.	306,900	22,102,938
Whole Foods Market, Inc.	962,900	88,374,962

		200,908,314

FOOD PRODUCTS — 3.0%
Hain Celestial Group, Inc. (The)(1)	265,400	14,780,126
McCormick & Co., Inc.	547,300	33,319,624
Mead Johnson Nutrition Co.	925,400	67,517,184

		115,616,934

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Cooper Cos., Inc. (The)	294,900	22,194,174
IDEXX Laboratories, Inc.(1)	423,800	37,366,446
Intuitive Surgical, Inc.(1)	35,300	16,996,950

		76,557,570

HEALTH CARE PROVIDERS AND SERVICES — 4.2%
Catamaran Corp.(1)	1,527,142	129,058,742
Express Scripts Holding Co.(1)	502,100	29,091,674

		158,150,416

HEALTH CARE TECHNOLOGY — 1.3%
Cerner Corp.(1)	646,400	47,781,888

HOTELS, RESTAURANTS AND LEISURE — 3.7%
Bally Technologies, Inc.(1)	563,348	24,623,941

Chipotle Mexican Grill, Inc.(1)	85,200	24,906,516
Panera Bread Co., Class A(1)	184,872	29,115,491
Penn National Gaming, Inc.(1)	525,300	20,444,676
Starwood Hotels & Resorts Worldwide, Inc.	740,000	40,071,000

		139,161,624

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	876,600	50,500,926

INTERNET AND CATALOG RETAIL — 2.3%
Expedia, Inc.	522,900	29,800,071
Netflix, Inc.(1)	328,400	18,669,540
priceline.com, Inc.(1)	57,011	37,726,459

		86,196,070

INTERNET SOFTWARE AND SERVICES — 2.4%
Baidu, Inc. ADR(1)	330,700	39,855,964
LinkedIn Corp., Class A(1)	298,829	30,674,797
Rackspace Hosting, Inc.(1)	497,900	21,847,852

		92,378,613

IT SERVICES — 4.0%
Alliance Data Systems Corp.(1)	771,400	100,282,000
Teradata Corp.(1)	782,300	52,899,126

		153,181,126

MACHINERY — 1.9%
Chart Industries, Inc.(1)	450,800	29,238,888
Trinity Industries, Inc.	1,046,700	29,307,600
Woodward, Inc.	448,400	15,052,788

		73,599,276

MEDIA — 0.5%
Sirius XM Radio, Inc.(1)	9,063,600	19,577,376

METALS AND MINING — 1.1%
Carpenter Technology Corp.	838,200	40,116,252

MULTILINE RETAIL — 1.1%
Family Dollar Stores, Inc.	645,800	42,674,464

OIL, GAS AND CONSUMABLE FUELS — 2.8%
Cabot Oil & Gas Corp.	640,800	27,035,352
Concho Resources, Inc.(1)	568,300	48,447,575
Linn Energy LLC	819,000	32,440,590

		107,923,517

PHARMACEUTICALS — 2.6%
Perrigo Co.	539,800	61,547,996
Watson Pharmaceuticals, Inc.(1)	489,000	38,058,870

		99,606,866

PROFESSIONAL SERVICES — 1.0%
IHS, Inc. Class A(1)	336,954	37,155,918

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.0%
Digital Realty Trust, Inc.	471,549	36,813,830

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	1,237,800	19,284,924

ROAD AND RAIL — 2.0%
Kansas City Southern	1,047,800	76,279,840

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.5%
Avago Technologies Ltd.	710,800	26,299,600
NXP Semiconductor NV(1)	861,100	19,452,249
Xilinx, Inc.	1,485,600	48,133,440

		93,885,289

SOFTWARE — 4.7%
Check Point Software Technologies Ltd.(1)	532,600	25,868,382
Citrix Systems, Inc.(1)	381,900	27,756,492
CommVault Systems, Inc.(1)	355,500	17,248,860
NetSuite, Inc.(1)	779,119	43,116,446
Nuance Communications, Inc.(1)	906,900	18,455,415
Salesforce.com, Inc.(1)	134,400	16,713,984
Sourcefire, Inc.(1)	387,000	19,756,350
Splunk, Inc.(1)	322,958	9,494,965

		178,410,894

SPECIALTY RETAIL — 9.7%
Cabela's, Inc.(1)	479,400	22,023,636
DSW, Inc., Class A	414,800	24,522,976
GNC Holdings, Inc. Class A	1,123,400	43,284,602
O'Reilly Automotive, Inc.(1)	593,600	50,895,264
PetSmart, Inc.	1,346,100	88,990,671
Ross Stores, Inc.	545,000	36,209,800
Sally Beauty Holdings, Inc.(1)	973,600	25,722,512
Tractor Supply Co.	365,100	33,176,637
Ulta Salon Cosmetics & Fragrance, Inc.	496,400	42,134,432

		366,960,530

TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
Lululemon Athletica, Inc.(1)	349,200	19,722,816
Michael Kors Holdings Ltd.(1)	891,904	36,826,716

		56,549,532

TRADING COMPANIES AND DISTRIBUTORS — 0.8%
United Rentals, Inc.(1)	1,007,800	29,135,498

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
SBA Communications Corp., Class A(1)	1,098,632	64,885,206

TOTAL COMMON STOCKS (Cost $2,836,291,567)		3,696,418,746

TEMPORARY CASH INVESTMENTS — 2.6%

FHLB, Discount Notes, 0.00%, 8/1/12(2)	90,000,000	90,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $2,982,085), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $2,921,572)		2,921,561
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $2,976,673), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $2,921,569)		2,921,561

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $665,616), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $653,730)	653,728

TOTAL TEMPORARY CASH INVESTMENTS (Cost $96,496,850)	96,496,850

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,932,788,417)	3,792,915,596

OTHER ASSETS AND LIABILITIES†	584,051

TOTAL NET ASSETS — 100.0%	$3,793,499,647

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

2,059,049	EUR for USD	UBS AG	8/31/12	2,534,268	1,026

(Value on Settlement Date $2,533,242)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

30,200,344	EUR for USD	UBS AG	8/31/12	37,170,437	183,764

(Value on Settlement Date $37,354,201)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	3,435,398,973	—	—
Foreign Common Stocks	212,936,554	48,083,219	—
Temporary Cash Investments	—	96,496,850	—

Total Value of Investment Securities	3,648,335,527	144,580,069	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	184,790	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,937,652,727
Gross tax appreciation of investments	$925,210,571
Gross tax depreciation of investments	(69,947,702)
Net tax appreciation (depreciation) of investments	$855,262,869

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

New Opportunities Fund

July 31, 2012

New Opportunities - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 2.7%
BE Aerospace, Inc.(1)	19,966	783,266
TransDigm Group, Inc.(1)	10,334	1,274,803
Triumph Group, Inc.	33,704	2,107,511

		4,165,580

AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc.(1)	115,486	1,246,094
Goodyear Tire & Rubber Co. (The)(1)	38,777	443,997

		1,690,091

BEVERAGES — 0.2%
Boston Beer Co., Inc., Class A(1)	2,940	316,697

BIOTECHNOLOGY — 4.5%
Acorda Therapeutics, Inc.(1)	6,090	146,586
Alkermes plc(1)	17,967	334,007
Amylin Pharmaceuticals, Inc.(1)	20,784	639,939
Arena Pharmaceuticals, Inc.(1)	25,392	212,277
ARIAD Pharmaceuticals, Inc.(1)	23,196	443,739
BioMarin Pharmaceutical, Inc.(1)	16,684	655,514
Cepheid, Inc.(1)	9,073	290,699
Cubist Pharmaceuticals, Inc.(1)	9,182	395,377
Dendreon Corp.(1)	24,599	117,091
Incyte Corp. Ltd.(1)	14,249	356,083
Ironwood Pharmaceuticals, Inc.(1)	12,583	161,943
Isis Pharmaceuticals, Inc.(1)	15,571	188,721
Medivation, Inc.(1)	5,245	522,926
Myriad Genetics, Inc.(1)	11,575	287,639
Onyx Pharmaceuticals, Inc.(1)	8,894	666,783
Pharmacyclics, Inc.(1)	7,165	381,250
Seattle Genetics, Inc.(1)	13,973	365,534
Theravance, Inc.(1)	8,881	258,704
United Therapeutics Corp.(1)	7,291	399,401

		6,824,213

BUILDING PRODUCTS — 1.2%
Apogee Enterprises, Inc.	34,691	561,647
Builders FirstSource, Inc.(1)	191,975	691,110
Fortune Brands Home & Security, Inc.(1)	24,921	551,253

		1,804,010

CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.(1)	5,330	594,775
Eaton Vance Corp.	15,185	402,858
Lazard Ltd. Class A	13,643	366,314
SEI Investments Co.	16,567	350,889
Triangle Capital Corp.	26,320	603,518
WisdomTree Investments, Inc.(1)	21,454	143,527

		2,461,881

CHEMICALS — 2.3%
Albemarle Corp.	14,158	824,279
H.B. Fuller Co.	19,412	567,219
International Flavors & Fragrances, Inc.	11,304	630,085
Koppers Holdings, Inc.	1,417	46,676
TPC Group, Inc.(1)	5,369	206,706
Valspar Corp.	12,994	652,299
W.R. Grace & Co.(1)	10,266	575,306

		3,502,570

COMMERCIAL BANKS — 3.2%
Banco Latinoamericano de Comercio Exterior SA E Shares	19,536	396,972
Bancorp, Inc.(1)	16,320	152,592
Cathay General Bancorp.	31,175	504,723
City National Corp.	12,617	621,766
Columbia Banking System, Inc.	8,087	145,970
Home Bancshares, Inc.	29,183	879,867
Pinnacle Financial Partners, Inc.(1)	20,695	404,587
Signature Bank(1)	5,434	350,493
Texas Capital Bancshares, Inc.(1)	24,409	1,051,784
UMB Financial Corp.	9,198	442,056

		4,950,810

COMMERCIAL SERVICES AND SUPPLIES — 1.0%
Deluxe Corp.	28,707	812,982
G&K Services, Inc., Class A	20,256	638,267

		1,451,249

COMMUNICATIONS EQUIPMENT — 1.0%
InterDigital, Inc.	5,387	147,065
Netgear, Inc.(1)	12,244	424,010
Procera Networks, Inc.(1)	11,623	296,154
Riverbed Technology, Inc.(1)	22,500	396,900
Sycamore Networks, Inc.(1)	20,867	297,355

		1,561,484

COMPUTERS AND PERIPHERALS — 0.6%
Datalink Corp.(1)	10,663	83,918
Electronics for Imaging, Inc.(1)	19,314	282,371
NCR Corp.(1)	22,394	522,228

		888,517

CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	19,331	671,752

CONTAINERS AND PACKAGING — 0.8%
Ball Corp.	22,073	917,354
Packaging Corp. of America	10,028	308,762

		1,226,116

DISTRIBUTORS — 0.9%
LKQ Corp.(1)	19,922	703,844
Pool Corp.	17,463	643,686

		1,347,530

DIVERSIFIED CONSUMER SERVICES — 1.0%
Apollo Group, Inc., Class A(1)	14,167	385,342
Grand Canyon Education, Inc.(1)	19,022	316,526
Hillenbrand, Inc.	7,979	137,957
ITT Educational Services, Inc.(1)	3,535	137,229
Sotheby's	6,298	184,846
Steiner Leisure, Ltd.(1)	4,978	207,583
Strayer Education, Inc.	1,802	130,933

		1,500,416

DIVERSIFIED FINANCIAL SERVICES — 0.8%
MarketAxess Holdings, Inc.	21,422	647,373
MSCI, Inc., Class A(1)	15,290	506,863

		1,154,236

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Premiere Global Services, Inc.(1)	41,084	376,329
tw telecom, inc.(1)	21,275	534,641

		910,970

ELECTRIC UTILITIES — 0.3%
ITC Holdings Corp.	7,168	531,794

ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	7,629	442,024
Franklin Electric Co., Inc.	5,918	333,834
Hubbell, Inc., Class B	6,924	569,707

		1,345,565

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Badger Meter, Inc.	2,237	75,812
Cognex Corp.	20,114	679,853
FLIR Systems, Inc.	13,105	267,997
Littelfuse, Inc.	10,959	587,841
OSI Systems, Inc.(1)	12,250	790,615
Trimble Navigation Ltd.(1)	20,841	922,423

		3,324,541

ENERGY EQUIPMENT AND SERVICES — 2.7%
Dresser-Rand Group, Inc.(1)	10,666	496,076
Dril-Quip, Inc.(1)	10,690	783,684
Hornbeck Offshore Services, Inc.(1)	30,866	1,307,175
Oceaneering International, Inc.	18,631	963,036
Pioneer Energy Services Corp.(1)	21,029	169,073
RigNet, Inc.(1)	20,569	384,229

		4,103,273

FOOD AND STAPLES RETAILING — 1.1%
Andersons, Inc. (The)	27,491	1,043,833
Spartan Stores, Inc.	18,190	312,868
United Natural Foods, Inc.(1)	6,159	334,434

		1,691,135

FOOD PRODUCTS — 0.4%
J&J Snack Foods Corp.	6,908	399,213

TreeHouse Foods, Inc.(1)	4,704	263,377

		662,590

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.0%
Align Technology, Inc.(1)	10,291	349,482
Cooper Cos., Inc. (The)	2,266	170,539
Cyberonics, Inc.(1)	4,425	191,603
Gen-Probe, Inc.(1)	6,487	536,410
Haemonetics Corp.(1)	3,810	273,977
HeartWare International, Inc.(1)	2,282	203,760
IDEXX Laboratories, Inc.(1)	7,588	669,034
Masimo Corp.(1)	8,006	179,334
Mettler-Toledo International, Inc.(1)	4,358	674,619
ResMed, Inc.(1)	19,832	625,898
STERIS Corp.	7,593	228,777
Thoratec Corp.(1)	8,869	304,295
Volcano Corp.(1)	8,018	212,076

		4,619,804

HEALTH CARE PROVIDERS AND SERVICES — 3.1%
Air Methods Corp.(1)	2,095	228,418
AMERIGROUP Corp.(1)	4,946	444,546
Catamaran Corp.(1)	14,015	1,184,408
Centene Corp.(1)	7,924	301,429
Chemed Corp.	3,089	193,896
HealthSouth Corp.(1)	12,639	283,114
HMS Holdings Corp.(1)	12,271	422,245
Lincare Holdings, Inc.	10,370	429,318
MWI Veterinary Supply, Inc.(1)	1,971	179,538
Owens & Minor, Inc.	8,569	241,731
Patterson Cos., Inc.	12,496	426,114
PSS World Medical, Inc.(1)	8,276	172,886
WellCare Health Plans, Inc.(1)	3,527	228,620

		4,736,263

HEALTH CARE TECHNOLOGY — 0.4%
athenahealth, Inc.(1)	4,856	444,324
Quality Systems, Inc.	6,679	107,933

		552,257

HOTELS, RESTAURANTS AND LEISURE — 2.5%
AFC Enterprises, Inc.(1)	19,039	420,571
Bally Technologies, Inc.(1)	8,618	376,693
Brinker International, Inc.	2,360	76,488
Cedar Fair LP	31,117	980,808
Panera Bread Co., Class A(1)	3,966	624,605
Papa John's International, Inc.(1)	12,425	633,799
Shuffle Master, Inc.(1)	31,408	458,871
Six Flags Entertainment Corp.	4,105	236,489

		3,808,324

HOUSEHOLD DURABLES — 1.2%
NVR, Inc.(1)	639	494,573
Standard Pacific Corp.(1)	115,673	655,866
Tupperware Brands Corp.	8,229	431,364

Zagg, Inc.(1)	23,913	265,435

		1,847,238

INDUSTRIAL CONGLOMERATES — 1.1%
Raven Industries, Inc.	43,392	1,420,220
Standex International Corp.	6,268	268,145

		1,688,365

INSURANCE — 1.5%
AMERISAFE, Inc.(1)	21,164	528,359
Amtrust Financial Services, Inc.	29,031	864,834
Arthur J Gallagher & Co.	16,289	577,934
ProAssurance Corp.	3,555	318,421

		2,289,548

INTERNET AND CATALOG RETAIL — 0.6%
HSN, Inc.	12,208	517,131
Netflix, Inc.(1)	7,554	429,445

		946,576

INTERNET SOFTWARE AND SERVICES — 2.9%
Blucora, Inc.(1)	61,348	935,557
CoStar Group, Inc.(1)	9,349	771,573
Dice Holdings, Inc.(1)	30,817	232,360
Liquidity Services, Inc.(1)	5,233	239,253
Perficient, Inc.(1)	45,341	602,582
Stamps.com, Inc.(1)	19,047	402,844
ValueClick, Inc.(1)	45,378	712,888
Web.com Group, Inc.(1)	38,791	601,261

		4,498,318

IT SERVICES — 4.6%
Alliance Data Systems Corp.(1)	9,532	1,239,160
Broadridge Financial Solutions, Inc.	17,549	371,512
Cardtronics, Inc.(1)	18,401	570,615
FleetCor Technologies, Inc.(1)	12,775	471,653
Gartner, Inc.(1)	12,879	571,699
Global Payments, Inc.	11,531	493,757
Heartland Payment Systems, Inc.	49,796	1,578,533
MAXIMUS, Inc.	6,698	338,249
Total System Services, Inc.	19,389	458,550
VeriFone Systems, Inc.(1)	13,773	499,822
Wright Express Corp.(1)	5,407	348,103

		6,941,653

LEISURE EQUIPMENT AND PRODUCTS — 2.5%
Polaris Industries, Inc.	32,888	2,471,862
Smith & Wesson Holding Corp.(1)	78,626	794,123
Sturm Ruger & Co., Inc.	11,003	543,878

		3,809,863

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Bruker Corp.(1)	15,049	177,879
Charles River Laboratories International, Inc.(1)	5,846	198,939
PAREXEL International Corp.(1)	8,876	244,268

Techne Corp.	5,268	363,914

		985,000

MACHINERY — 4.6%
CLARCOR, Inc.	8,514	411,652
Donaldson Co., Inc.	20,012	683,010
Lincoln Electric Holdings, Inc.	11,198	446,576
Lindsay Corp.	14,323	1,015,501
Middleby Corp.(1)	5,400	528,768
Robbins & Myers, Inc.	7,447	341,370
Sauer-Danfoss, Inc.	14,230	514,984
Titan International, Inc.	95,343	1,970,740
WABCO Holdings, Inc.(1)	10,488	576,001
Wabtec Corp.	6,790	537,632

		7,026,234

MEDIA — 0.5%
Regal Entertainment Group Class A	51,104	706,257

METALS AND MINING — 0.8%
Compass Minerals International, Inc.	4,836	349,836
Haynes International, Inc.	2,551	122,933
Noranda Aluminum Holding Corp.	22,203	138,325
Royal Gold, Inc.	8,093	612,478

		1,223,572

MULTILINE RETAIL — 0.2%
Gordmans Stores, Inc.(1)	20,294	343,780

OIL, GAS AND CONSUMABLE FUELS — 3.3%
Berry Petroleum Co., Class A	4,519	171,812
Goodrich Petroleum Corp.(1)	12,959	150,324
Gulfport Energy Corp.(1)	21,661	446,217
Kodiak Oil & Gas Corp.(1)	59,780	499,163
Rosetta Resources, Inc.(1)	22,091	921,636
SandRidge Energy, Inc.(1)	57,114	389,517
Stone Energy Corp.(1)	24,352	639,484
Tesoro Logistics LP	4,995	182,268
Vaalco Energy, Inc.(1)	35,869	262,920
W&T Offshore, Inc.	11,724	216,777
Western Refining, Inc.	46,099	1,084,709

		4,964,827

PAPER AND FOREST PRODUCTS — 0.4%
Buckeye Technologies, Inc.	7,558	227,647
Neenah Paper, Inc.	12,668	340,262

		567,909

PERSONAL PRODUCTS — 0.8%
Herbalife Ltd.	15,722	862,981
Nu Skin Enterprises, Inc., Class A	6,589	336,105

		1,199,086

PHARMACEUTICALS — 1.5%
Auxilium Pharmaceuticals, Inc.(1)	7,918	213,311
Endo Health Solutions Inc.(1)	11,001	327,060
Impax Laboratories, Inc.(1)	8,919	198,180

Jazz Pharmaceuticals plc(1)	6,287	302,216
Medicines Co. (The)(1)	8,998	225,310
Medicis Pharmaceutical Corp., Class A	8,633	284,198
Salix Pharmaceuticals Ltd.(1)	8,190	367,076
VIVUS, Inc.(1)	14,770	310,613

		2,227,964

PROFESSIONAL SERVICES — 1.8%
Advisory Board Co. (The)(1)	9,808	441,262
Equifax, Inc.	14,776	692,108
On Assignment, Inc.(1)	50,946	794,248
Robert Half International, Inc.	23,607	637,625
TrueBlue, Inc.(1)	10,218	155,518

		2,720,761

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
Camden Property Trust	8,469	603,924
EastGroup Properties, Inc.	4,283	229,055
Education Realty Trust, Inc.	26,769	313,733
Essex Property Trust, Inc.	4,849	763,039
Federal Realty Investment Trust	6,931	753,122
Mid-America Apartment Communities, Inc.	7,937	549,479
National Retail Properties, Inc.	15,779	465,480
Omega Healthcare Investors, Inc.	13,616	330,052
PennyMac Mortgage Investment Trust	14,534	306,231
Post Properties, Inc.	6,163	318,319
Rayonier, Inc.	15,220	725,842
Sovran Self Storage, Inc.	12,549	716,548

		6,074,824

ROAD AND RAIL — 0.4%
Hertz Global Holdings, Inc.(1)	55,594	625,988

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
Cirrus Logic, Inc.(1)	28,345	1,042,246
LSI Corp.(1)	80,236	553,628
Photronics, Inc.(1)	52,228	305,534
Semtech Corp.(1)	14,295	341,507
Silicon Motion Technology Corp. ADR(1)	9,255	142,805
Skyworks Solutions, Inc.(1)	40,876	1,182,543
Ultratech, Inc.(1)	31,262	994,444

		4,562,707

SOFTWARE — 6.5%
Allot Communications Ltd.(1)	37,746	927,797
ANSYS, Inc.(1)	13,187	790,692
Ariba, Inc.(1)	13,512	600,338
Aspen Technology, Inc.(1)	13,922	325,496
BroadSoft, Inc.(1)	10,783	264,723
Concur Technologies, Inc.(1)	6,410	432,931
FactSet Research Systems, Inc.	5,008	465,544
Fortinet, Inc.(1)	11,902	285,767
Guidance Software, Inc.(1)	22,486	221,712
Informatica Corp.(1)	14,202	419,101
Kenexa Corp.(1)	51,081	1,216,239

MICROS Systems, Inc.(1)	10,682	509,959
NetScout Systems, Inc.(1)	20,124	470,097
Nuance Communications, Inc.(1)	47,273	962,006
PROS Holdings, Inc.(1)	12,063	168,158
SolarWinds, Inc.(1)	8,570	457,552
Solera Holdings, Inc.	9,949	388,508
TIBCO Software, Inc.(1)	16,613	466,659
Ultimate Software Group, Inc.(1)	6,104	546,125

		9,919,404

SPECIALTY RETAIL — 7.6%
Aaron's, Inc.	15,463	453,530
America's Car-Mart, Inc.(1)	9,575	439,301
American Eagle Outfitters, Inc.	21,108	439,469
Ascena Retail Group, Inc.(1)	29,115	533,969
Buckle, Inc. (The)	2,772	107,193
Cabela's, Inc.(1)	10,023	460,457
Collective Brands, Inc.(1)	9,314	200,437
Dick's Sporting Goods, Inc.	12,984	637,774
Francesca's Holdings Corp.(1)	14,818	465,433
Genesco, Inc.(1)	13,434	889,599
GNC Holdings, Inc. Class A	16,858	649,539
Lithia Motors, Inc., Class A	111,901	3,117,562
Penske Automotive Group, Inc.	12,079	288,688
Sally Beauty Holdings, Inc.(1)	20,344	537,488
Select Comfort Corp.(1)	13,328	346,661
Tractor Supply Co.	13,650	1,240,376
Ulta Salon Cosmetics & Fragrance, Inc.	8,654	734,552

		11,542,028

TEXTILES, APPAREL AND LUXURY GOODS — 3.0%
Carter's, Inc.(1)	9,943	503,812
Fossil, Inc.(1)	6,980	500,396
G-III Apparel Group Ltd.(1)	12,407	304,840
Iconix Brand Group, Inc.(1)	28,105	498,302
Movado Group, Inc.	21,091	494,373
Oxford Industries, Inc.	13,383	578,681
PVH Corp.	8,813	700,016
Under Armour, Inc. Class A(1)	10,850	590,674
Wolverine World Wide, Inc.	10,737	477,045

		4,648,139

THRIFTS AND MORTGAGE FINANCE — 0.1%
Berkshire Hills Bancorp, Inc.	5,204	116,882

TRADING COMPANIES AND DISTRIBUTORS — 4.5%
Applied Industrial Technologies, Inc.	9,447	351,051
Beacon Roofing Supply, Inc.(1)	43,133	1,143,456
DXP Enterprises, Inc.(1)	9,034	399,303
H&E Equipment Services, Inc.(1)	29,215	412,516
MSC Industrial Direct Co., Inc. Class A	6,311	433,755
SeaCube Container Leasing Ltd.	23,945	420,474
TAL International Group, Inc.	9,716	331,801
Titan Machinery, Inc.(1)	51,719	1,470,888
United Rentals, Inc.(1)	44,854	1,296,729

Watsco, Inc.	8,657	588,157

		6,848,130

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
MetroPCS Communications, Inc.(1)	24,199	211,983
SBA Communications Corp., Class A(1)	14,526	857,906

		1,069,889

TOTAL COMMON STOCKS (Cost $134,800,240)		151,198,610

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $522,571), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $511,967)		511,965
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $521,623), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $511,966)		511,965
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $116,640), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $114,557)		114,557

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,138,487)		1,138,487

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $135,938,727)		152,337,097

OTHER ASSETS AND LIABILITIES — 0.1%		89,228

TOTAL NET ASSETS — 100.0%		$152,426,325

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	151,198,610	—	—
Temporary Cash Investments	—	1,138,487	—

Total Value of Investment Securities	151,198,610	1,138,487	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$136,040,170
Gross tax appreciation of investments	$23,778,046
Gross tax depreciation of investments	(7,481,119)
Net tax appreciation (depreciation) of investments	$16,296,927

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

American Century Investments®

Quarterly Portfolio Holdings

NT Growth Fund

July 31, 2012

NT Growth - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.5%

AEROSPACE AND DEFENSE — 5.2%
Boeing Co. (The)	17,803	1,315,820
Hexcel Corp.(1)	70,052	1,631,511
Honeywell International, Inc.	150,183	8,718,123
Precision Castparts Corp.	34,201	5,320,308
Textron, Inc.	110,647	2,882,354
United Technologies Corp.	131,277	9,772,260

		29,640,376

AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	79,724	6,027,932

AUTO COMPONENTS — 0.8%
Autoliv, Inc.	42,351	2,395,796
BorgWarner, Inc.(1)	35,557	2,385,875

		4,781,671

AUTOMOBILES — 0.7%
Harley-Davidson, Inc.	92,687	4,006,859

BEVERAGES — 6.8%
Beam, Inc.	31,080	1,954,310
Brown-Forman Corp., Class B	15,609	1,460,378
Coca-Cola Co. (The)(1)	235,794	19,052,155
Monster Beverage Corp.(1)	20,285	1,348,344
PepsiCo, Inc.	203,101	14,771,536

		38,586,723

BIOTECHNOLOGY — 1.8%
Alexion Pharmaceuticals, Inc.(1)	25,858	2,711,211
Cepheid, Inc.(1)	32,785	1,050,431
Gilead Sciences, Inc.(1)	102,366	5,561,545
Medivation, Inc.(1)	8,770	874,369

		10,197,556

CAPITAL MARKETS — 0.6%
BlackRock, Inc.	21,758	3,704,517

CHEMICALS — 2.4%
E.I. du Pont de Nemours & Co.	82,175	4,084,098
Monsanto Co.	88,061	7,539,783
Rockwood Holdings, Inc.	47,115	2,083,425

		13,707,306

COMMERCIAL BANKS — 0.8%
Wells Fargo & Co.	127,585	4,313,649

COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	137,846	2,198,644
F5 Networks, Inc.(1)	15,653	1,461,677
Palo Alto Networks, Inc.(1)	17,227	984,351
QUALCOMM, Inc.	115,674	6,903,424

		11,548,096

COMPUTERS AND PERIPHERALS — 10.3%
Apple, Inc.(1)	77,060	47,065,165
Dell, Inc.(1)	192,145	2,282,683
EMC Corp.(1)	346,190	9,073,640

		58,421,488

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
Verizon Communications, Inc.	172,537	7,788,320

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.2%
Trimble Navigation Ltd.(1)	28,384	1,256,276

ENERGY EQUIPMENT AND SERVICES — 3.2%
Core Laboratories NV	12,412	1,384,683
Hornbeck Offshore Services, Inc.(1)	23,313	987,305
Oceaneering International, Inc.	73,556	3,802,110
Schlumberger Ltd.	168,368	11,997,904

		18,172,002

FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	61,501	5,915,166
CVS Caremark Corp.	89,735	4,060,509
Wal-Mart Stores, Inc.	127,773	9,510,144
Whole Foods Market, Inc.	31,951	2,932,463

		22,418,282

FOOD PRODUCTS — 1.2%
Annie's, Inc.(1)	14,337	584,233
Hershey Co. (The)	51,196	3,672,801
Mead Johnson Nutrition Co.	31,857	2,324,286

		6,581,320

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.9%
Cooper Cos., Inc. (The)	20,241	1,523,338
Covidien plc	30,490	1,703,781
DENTSPLY International, Inc.	40,395	1,467,954
Edwards Lifesciences Corp.(1)	23,419	2,370,003
Hill-Rom Holdings, Inc.	47,077	1,231,064
IDEXX Laboratories, Inc.(1)	13,785	1,215,423
Intuitive Surgical, Inc.(1)	4,821	2,321,311
ResMed, Inc.(1)	62,667	1,977,771
Zimmer Holdings, Inc.	43,888	2,586,320

		16,396,965

HEALTH CARE PROVIDERS AND SERVICES — 1.9%
AmerisourceBergen Corp.	108,610	4,311,817
Express Scripts Holding Co.(1)	114,233	6,618,660

		10,930,477

HEALTH CARE TECHNOLOGY — 0.3%
Cerner Corp.(1)	21,012	1,553,207

HOTELS, RESTAURANTS AND LEISURE — 3.3%
Chipotle Mexican Grill, Inc.(1)	7,748	2,264,973
Marriott International, Inc. Class A	138,248	5,034,992
McDonald's Corp.	68,353	6,108,024

Starbucks Corp.	117,541	5,322,257

		18,730,246

HOUSEHOLD DURABLES — 0.5%
Mohawk Industries, Inc.(1)	39,849	2,647,169

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	15,985	920,896
Colgate-Palmolive Co.	93,575	10,046,212

		10,967,108

INDUSTRIAL CONGLOMERATES — 0.9%
Danaher Corp.	98,078	5,179,499

INSURANCE — 0.4%
Brown & Brown, Inc.	82,852	2,091,184

INTERNET AND CATALOG RETAIL — 1.9%
Amazon.com, Inc.(1)	46,757	10,908,408

INTERNET SOFTWARE AND SERVICES — 3.0%
Google, Inc., Class A(1)	27,156	17,188,933

IT SERVICES — 4.6%
Accenture plc, Class A	30,290	1,826,487
Automatic Data Processing, Inc.	84,244	4,763,998
International Business Machines Corp.	63,620	12,468,248
MasterCard, Inc., Class A	15,640	6,827,955

		25,886,688

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Agilent Technologies, Inc.	84,720	3,243,929

MACHINERY — 1.6%
Deere & Co.	31,976	2,456,396
Illinois Tool Works, Inc.	118,558	6,442,442

		8,898,838

MEDIA — 2.5%
CBS Corp., Class B	123,071	4,117,956
Time Warner Cable, Inc.	84,112	7,143,632
Viacom, Inc., Class B	63,676	2,974,306

		14,235,894

METALS AND MINING — 0.3%
Nucor Corp.	45,986	1,802,651

MULTI-UTILITIES — 0.1%
DTE Energy Co.	5,400	331,398

MULTILINE RETAIL — 1.6%
Dollar General Corp.(1)	77,687	3,962,814
Macy's, Inc.	136,561	4,894,346

		8,857,160

OIL, GAS AND CONSUMABLE FUELS — 2.6%
EOG Resources, Inc.	57,439	5,629,596
Noble Energy, Inc.	50,901	4,450,275
Occidental Petroleum Corp.	50,569	4,401,020

		14,480,891

PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The), Class A	84,143	4,407,410

PHARMACEUTICALS — 4.7%
Abbott Laboratories	158,476	10,508,543
Allergan, Inc.	58,718	4,818,986
Bristol-Myers Squibb Co.	103,695	3,691,542
Johnson & Johnson	114,653	7,936,281

		26,955,352

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.0%
American Campus Communities, Inc.	46,801	2,230,536
American Tower Corp.	32,189	2,327,587
AvalonBay Communities, Inc.	10,838	1,594,161
Simon Property Group, Inc.	32,666	5,242,566

		11,394,850

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
CBRE Group, Inc.(1)	101,821	1,586,371

ROAD AND RAIL — 1.6%
Union Pacific Corp.	74,552	9,140,821

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.4%
Broadcom Corp., Class A	154,471	5,233,477
Intel Corp.	159,191	4,091,209
Linear Technology Corp.	108,384	3,495,384
Marvell Technology Group Ltd.	186,773	2,103,064
Xilinx, Inc.	140,210	4,542,804

		19,465,938

SOFTWARE — 7.3%
Citrix Systems, Inc.(1)	59,821	4,347,790
CommVault Systems, Inc.(1)	24,347	1,181,317
Fortinet, Inc.(1)	41,924	1,006,595
Microsoft Corp.	670,383	19,756,187
Oracle Corp.	460,642	13,911,388
Red Hat, Inc.(1)	27,456	1,473,289

		41,676,566

SPECIALTY RETAIL — 3.2%
GNC Holdings, Inc. Class A	81,047	3,122,741
Home Depot, Inc. (The)	171,666	8,957,532
O'Reilly Automotive, Inc.(1)	25,338	2,172,480
Tractor Supply Co.	12,675	1,151,777
Urban Outfitters, Inc.(1)	84,012	2,566,567

		17,971,097

TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
Coach, Inc.	65,344	3,223,420

WIRELESS TELECOMMUNICATION SERVICES — 1.3%
Crown Castle International Corp.(1)	119,542	7,397,259

TOTAL COMMON STOCKS (Cost $454,617,438)		558,702,102

EXCHANGE-TRADED FUNDS — 0.1%

iShares Russell 1000 Growth Index Fund (Cost $428,961)	6,922	442,593

TEMPORARY CASH INVESTMENTS — 1.2%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $3,212,181), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $3,146,998)		3,146,986
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,206,351), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $3,146,995)		3,146,986
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $716,974), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $704,176)		704,174

TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,998,146)		6,998,146

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $462,044,545)		566,142,841

OTHER ASSETS AND LIABILITIES — 0.2%		989,041

TOTAL NET ASSETS — 100.0%		$567,131,882

Notes to Schedule of Investments
(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	558,702,102	—	—
Exchange-Traded Funds	442,593	—	—
Temporary Cash Investments	—	6,998,146	—

Total Value of Investment Securities	559,144,695	6,998,146	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$469,201,088
Gross tax appreciation of investments	$103,317,248
Gross tax depreciation of investments	(6,375,495)
Net tax appreciation (depreciation) of investments	$96,941,753

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT VistaSM Fund

July 31, 2012

NT Vista - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.1%

AEROSPACE AND DEFENSE — 2.9%
BE Aerospace, Inc.(1)	75,000	2,942,250
Spirit Aerosystems Holdings, Inc. Class A(1)	87,100	2,046,850
TransDigm Group, Inc.(1)	22,100	2,726,256

		7,715,356

AUTO COMPONENTS — 1.4%
BorgWarner, Inc.(1)	25,702	1,724,604
Delphi Automotive plc(1)	69,200	1,964,588

		3,689,192

AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	32,500	1,404,975

BEVERAGES — 1.7%
Beam, Inc.	22,500	1,414,800
Dr Pepper Snapple Group, Inc.	31,800	1,449,444
Monster Beverage Corp.(1)	24,100	1,601,927

		4,466,171

BIOTECHNOLOGY — 3.6%
Alexion Pharmaceuticals, Inc.(1)	49,365	5,175,920
Cepheid, Inc.(1)	14,900	477,396
Grifols SA(1)	58,300	1,817,697
Regeneron Pharmaceuticals, Inc.(1)	15,400	2,073,610

		9,544,623

BUILDING PRODUCTS — 0.7%
Fortune Brands Home & Security, Inc.(1)	78,400	1,734,208

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	22,700	2,533,093
KKR & Co. LP	143,200	2,003,368

		4,536,461

CHEMICALS — 3.9%
Airgas, Inc.	26,600	2,109,912
Albemarle Corp.	22,900	1,333,238
Celanese Corp.	20,400	777,852
Eastman Chemical Co.	43,200	2,258,496
FMC Corp.	69,500	3,801,650

		10,281,148

COMMERCIAL BANKS — 1.0%
Comerica, Inc.	45,200	1,365,492
East West Bancorp., Inc.	63,375	1,381,575

		2,747,067

COMMERCIAL SERVICES AND SUPPLIES — 2.2%
Clean Harbors, Inc.(1)	44,500	2,694,030
Stericycle, Inc.(1)	32,300	2,999,055

		5,693,085

COMMUNICATIONS EQUIPMENT — 0.6%
F5 Networks, Inc.(1)	12,300	1,148,574
Palo Alto Networks, Inc.(1)	5,373	307,013

		1,455,587

COMPUTERS AND PERIPHERALS — 0.5%
Seagate Technology plc	47,800	1,434,956

CONSTRUCTION AND ENGINEERING — 1.5%
Chicago Bridge & Iron Co. NV New York Shares	39,100	1,397,434
KBR, Inc.	42,200	1,107,328
Quanta Services, Inc.(1)	63,000	1,448,370

		3,953,132

CONSUMER FINANCE — 1.4%
Discover Financial Services	102,400	3,682,304

CONTAINERS AND PACKAGING — 0.2%
Rock-Tenn Co., Class A	7,100	413,362

DIVERSIFIED FINANCIAL SERVICES — 0.6%
McGraw-Hill Cos., Inc. (The)	33,400	1,568,464

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, inc.(1)	53,700	1,349,481

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.6%
Jabil Circuit, Inc.	66,200	1,436,540
Trimble Navigation Ltd.(1)	65,400	2,894,604

		4,331,144

ENERGY EQUIPMENT AND SERVICES — 2.6%
Core Laboratories NV	18,500	2,063,860
National Oilwell Varco, Inc.	24,500	1,771,350
Oceaneering International, Inc.	29,000	1,499,010
Oil States International, Inc.(1)	19,700	1,432,190

		6,766,410

FOOD AND STAPLES RETAILING — 2.2%
Whole Foods Market, Inc.	64,500	5,919,810

FOOD PRODUCTS — 3.3%
Hain Celestial Group, Inc. (The)(1)	25,600	1,425,664
McCormick & Co., Inc.	41,900	2,550,872
Mead Johnson Nutrition Co.	64,300	4,691,328

		8,667,864

GAS UTILITIES — 1.0%
ONEOK, Inc.	59,700	2,657,247

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.5%
Cooper Cos., Inc. (The)	16,900	1,271,894
IDEXX Laboratories, Inc.(1)	22,800	2,010,276
Intuitive Surgical, Inc.(1)	2,500	1,203,750
Mettler-Toledo International, Inc.(1)	12,800	1,981,440

		6,467,360

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Catamaran Corp.(1)	85,600	7,234,056

Express Scripts Holding Co.(1)	33,700	1,952,578

		9,186,634

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.(1)	24,600	1,818,432

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Bally Technologies, Inc.(1)	34,300	1,499,253
Chipotle Mexican Grill, Inc.(1)	5,427	1,586,475
Dunkin' Brands Group, Inc.	39,800	1,205,144
Las Vegas Sands Corp.	11,200	407,904
Panera Bread Co., Class A(1)	8,900	1,401,661
Starwood Hotels & Resorts Worldwide, Inc.	32,000	1,732,800

		7,833,237

HOUSEHOLD DURABLES — 1.2%
Lennar Corp., Class A	42,700	1,247,267
Toll Brothers, Inc.(1)	61,500	1,793,955

		3,041,222

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	53,400	3,076,374

INTERNET AND CATALOG RETAIL — 1.0%
priceline.com, Inc.(1)	4,000	2,646,960

INTERNET SOFTWARE AND SERVICES — 1.9%
Baidu, Inc. ADR(1)	12,200	1,470,344
LinkedIn Corp., Class A(1)	13,900	1,426,835
Rackspace Hosting, Inc.(1)	45,400	1,992,152

		4,889,331

IT SERVICES — 5.0%
Alliance Data Systems Corp.(1)	62,300	8,099,000
Teradata Corp.(1)	74,100	5,010,642

		13,109,642

MACHINERY — 2.3%
Chart Industries, Inc.(1)	33,700	2,185,782
Joy Global, Inc.	28,300	1,469,902
Titan International, Inc.	31,863	658,608
Trinity Industries, Inc.	35,300	988,400
Valmont Industries, Inc.	5,400	668,952

		5,971,644

MEDIA — 1.5%
CBS Corp., Class B	119,800	4,008,508

METALS AND MINING — 0.6%
Carpenter Technology Corp.	31,400	1,502,804

MULTILINE RETAIL — 2.1%
Dollar Tree, Inc.(1)	75,700	3,810,738
Family Dollar Stores, Inc.	24,300	1,605,744

		5,416,482

OIL, GAS AND CONSUMABLE FUELS — 2.9%
Cabot Oil & Gas Corp.	94,600	3,991,174
Concho Resources, Inc.(1)	28,800	2,455,200

Kodiak Oil & Gas Corp.(1)	157,500	1,315,125

		7,761,499

PHARMACEUTICALS — 2.3%
Perrigo Co.	34,900	3,979,298
Watson Pharmaceuticals, Inc.(1)	27,800	2,163,674

		6,142,972

PROFESSIONAL SERVICES — 1.3%
IHS, Inc. Class A(1)	19,008	2,096,012
Verisk Analytics, Inc. Class A(1)	26,600	1,336,650

		3,432,662

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Digital Realty Trust, Inc.	40,445	3,157,541
Ventas, Inc.	26,700	1,795,575

		4,953,116

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CBRE Group, Inc.(1)	124,900	1,945,942

ROAD AND RAIL — 2.0%
Kansas City Southern	72,000	5,241,600

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
ARM Holdings plc	218,600	1,890,168
Avago Technologies Ltd.	84,300	3,119,100
Xilinx, Inc.	95,500	3,094,200

		8,103,468

SOFTWARE — 3.6%
Check Point Software Technologies Ltd.(1)	31,000	1,505,670
Citrix Systems, Inc.(1)	52,800	3,837,504
NetSuite, Inc.(1)	54,100	2,993,894
Sourcefire, Inc.(1)	24,600	1,255,830

		9,592,898

SPECIALTY RETAIL — 10.6%
Cabela's, Inc.(1)	33,100	1,520,614
DSW, Inc., Class A	42,900	2,536,248
GNC Holdings, Inc. Class A	77,079	2,969,854
O'Reilly Automotive, Inc.(1)	39,700	3,403,878
PetSmart, Inc.	80,010	5,289,461
Ross Stores, Inc.	36,000	2,391,840
Sally Beauty Holdings, Inc.(1)	79,500	2,100,390
Tractor Supply Co.	50,400	4,579,848
Ulta Salon Cosmetics & Fragrance, Inc.	37,500	3,183,000

		27,975,133

TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Carter's, Inc.(1)	29,900	1,515,033
Lululemon Athletica, Inc.(1)	29,900	1,688,752
Michael Kors Holdings Ltd.(1)	58,160	2,401,427
VF Corp.	10,000	1,493,000

		7,098,212

TRADING COMPANIES AND DISTRIBUTORS — 1.5%
Fastenal Co.	42,300	1,823,976
United Rentals, Inc.(1)	72,500	2,095,975

		3,919,951

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
SBA Communications Corp., Class A(1)	106,202	6,272,290

TOTAL COMMON STOCKS (Cost $205,796,800)		255,420,420

TEMPORARY CASH INVESTMENTS — 2.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $3,402,533), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $3,333,493)		3,333,480
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $3,396,358), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $3,333,484)		3,333,475
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $759,462), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $745,900)		745,898

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,412,853)		7,412,853

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $213,209,653)		262,833,273

OTHER ASSETS AND LIABILITIES — 0.1%		293,071

TOTAL NET ASSETS — 100.0%		$263,126,344

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

1,272,398	EUR for USD	UBS AG	8/31/12	1,566,061	7,742
1,070,266	GBP for USD	Credit Suisse AG	8/31/12	1,677,988	4,748

				3,244,049	12,490
(Value on Settlement Date $3,256,539)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar
(1)    Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	234,666,424	—	—
Foreign Common Stocks	17,046,131	3,707,865	—
Temporary Cash Investments	—	7,412,853	—

Total Value of Investment Securities	251,712,555	11,120,718	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	12,490	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$215,953,800
Gross tax appreciation of investments	$51,571,011
Gross tax depreciation of investments	(4,691,538)
Net tax appreciation (depreciation) of investments	$46,879,473

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Select Fund

July 31, 2012

Select - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 98.0%

AEROSPACE AND DEFENSE — 2.7%
General Dynamics Corp.	398,100	25,255,464
Rockwell Collins, Inc.	520,000	26,296,400

		51,551,864

AIR FREIGHT AND LOGISTICS — 1.9%
United Parcel Service, Inc., Class B	476,000	35,990,360

BEVERAGES — 1.8%
Diageo plc	1,309,695	35,051,635

BIOTECHNOLOGY — 5.5%
Biogen Idec, Inc.(1)	293,600	42,815,688
Gilead Sciences, Inc.(1)	831,101	45,153,717
Vertex Pharmaceuticals, Inc.(1)	362,200	17,570,322

		105,539,727

CAPITAL MARKETS — 1.7%
Franklin Resources, Inc.	279,800	32,163,010

CHEMICALS — 3.8%
Monsanto Co.	548,000	46,919,760
Potash Corp. of Saskatchewan, Inc.	576,200	25,444,992

		72,364,752

COMMUNICATIONS EQUIPMENT — 2.1%
QUALCOMM, Inc.	685,600	40,916,608

COMPUTERS AND PERIPHERALS — 12.7%
Apple, Inc.(1)	316,600	193,366,616
EMC Corp.(1)	1,880,700	49,293,147

		242,659,763

DIVERSIFIED FINANCIAL SERVICES — 1.9%
CME Group, Inc.	238,500	12,428,235
Hong Kong Exchanges and Clearing Ltd.	601,508	8,082,471
JPMorgan Chase & Co.	418,900	15,080,400

		35,591,106

ELECTRICAL EQUIPMENT — 1.5%
Emerson Electric Co.	589,900	28,179,523

ENERGY EQUIPMENT AND SERVICES — 2.9%
Diamond Offshore Drilling, Inc.	161,900	10,591,498
National Oilwell Varco, Inc.	192,900	13,946,670
Schlumberger Ltd.	428,300	30,520,658

		55,058,826

FOOD AND STAPLES RETAILING — 3.5%
Costco Wholesale Corp.	596,500	57,371,370
PriceSmart, Inc.	143,200	10,313,264

		67,684,634

FOOD PRODUCTS — 2.3%
Hershey Co. (The)	225,300	16,163,022

Mead Johnson Nutrition Co.	339,000	24,733,440
Smart Balance, Inc.(1)	335,000	3,189,200

		44,085,662

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.2%
Intuitive Surgical, Inc.(1)	46,400	22,341,600

HEALTH CARE PROVIDERS AND SERVICES — 3.8%
Express Scripts Holding Co.(1)	559,200	32,400,048
UnitedHealth Group, Inc.	781,200	39,911,508

		72,311,556

HOTELS, RESTAURANTS AND LEISURE — 1.7%
McDonald's Corp.	346,400	30,954,304
Peet's Coffee & Tea, Inc.(1)	33,200	2,503,280

		33,457,584

HOUSEHOLD DURABLES — 0.9%
Harman International Industries, Inc.	422,200	17,035,770

INSURANCE — 1.1%
Travelers Cos., Inc. (The)	322,600	20,210,890

INTERNET AND CATALOG RETAIL — 2.1%
Amazon.com, Inc.(1)	148,400	34,621,720
Netflix, Inc.(1)	97,500	5,542,875

		40,164,595

INTERNET SOFTWARE AND SERVICES — 6.1%
Baidu, Inc. ADR(1)	195,100	23,513,452
Facebook, Inc. Class A(1)	161,900	3,514,849
Google, Inc., Class A(1)	135,700	85,894,029
Responsys, Inc.(1)	307,300	3,426,395

		116,348,725

IT SERVICES — 5.3%
MasterCard, Inc., Class A	115,600	50,467,492
Teradata Corp.(1)	743,700	50,288,994

		100,756,486

LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Hasbro, Inc.	498,900	17,870,598

MACHINERY — 3.4%
Graco, Inc.	308,600	14,158,568
Nordson Corp.	329,400	16,885,044
Parker-Hannifin Corp.	411,700	33,067,744

		64,111,356

MEDIA — 2.1%
Walt Disney Co. (The)	829,100	40,741,974

METALS AND MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	278,900	9,390,563

MULTILINE RETAIL — 0.6%
J.C. Penney Co., Inc.	519,100	11,684,941

OIL, GAS AND CONSUMABLE FUELS — 3.1%
Exxon Mobil Corp.	363,400	31,561,290

Occidental Petroleum Corp.	322,400	28,058,472

		59,619,762

PERSONAL PRODUCTS — 1.9%
Estee Lauder Cos., Inc. (The), Class A	697,500	36,535,050

PHARMACEUTICALS — 2.7%
Allergan, Inc.	332,300	27,271,861
Bristol-Myers Squibb Co.	486,200	17,308,720
Teva Pharmaceutical Industries Ltd. ADR	148,400	6,068,076

		50,648,657

PROFESSIONAL SERVICES — 1.1%
IHS, Inc. Class A(1)	119,200	13,144,184
Verisk Analytics, Inc. Class A(1)	175,300	8,808,825

		21,953,009

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
American Tower Corp.	279,300	20,196,183

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Broadcom Corp., Class A	820,800	27,808,704
Linear Technology Corp.	1,089,300	35,129,925

		62,938,629

SOFTWARE — 2.2%
Microsoft Corp.	292,000	8,605,240
Oracle Corp.	1,109,200	33,497,840

		42,103,080

SPECIALTY RETAIL — 4.2%
Limited Brands, Inc.	672,900	31,996,395
TJX Cos., Inc. (The)	1,076,800	47,680,704

		79,677,099

TEXTILES, APPAREL AND LUXURY GOODS — 1.7%
Coach, Inc.	578,700	28,547,271
Tumi Holdings, Inc.(1)	248,600	4,487,230

		33,034,501

TOBACCO — 2.7%
Philip Morris International, Inc.	559,700	51,178,968

TOTAL COMMON STOCKS (Cost $1,250,569,355)		1,871,149,046

TEMPORARY CASH INVESTMENTS — 1.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $15,463,788), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $15,149,992)		15,149,933
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $15,435,724), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $15,149,976)		15,149,934
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $3,451,591), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $3,389,958)		3,389,949

TOTAL TEMPORARY CASH INVESTMENTS (Cost $33,689,816)	33,689,816

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,284,259,171)	1,904,838,862

OTHER ASSETS AND LIABILITIES — 0.2%	3,466,804

TOTAL NET ASSETS — 100.0%	$1,908,305,666

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

18,936,225	GBP for USD	Credit Suisse AG	8/31/12	29,688,667	84,003
(Value on Settlement Date $29,772,670)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar
(1)  Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	1,772,988,420	—	—
Foreign Common Stocks	55,026,520	43,134,106	—
Temporary Cash Investments	—	33,689,816	—

Total Value of Investment Securities	1,828,014,940	76,823,922	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	84,003	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,287,529,873
Gross tax appreciation of investments	$642,440,120
Gross tax depreciation of investments	(25,131,131)
Net tax appreciation (depreciation) of investments	$617,308,989

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Growth Fund

July 31, 2012

Small Cap Growth - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.1%

AEROSPACE AND DEFENSE — 1.6%
Triumph Group, Inc.	93,846	5,868,190

AUTO COMPONENTS — 0.9%
American Axle & Manufacturing Holdings, Inc.(1)	300,959	3,247,348

BEVERAGES — 0.3%
Boston Beer Co., Inc., Class A(1)	9,401	1,012,676

BIOTECHNOLOGY — 5.7%
Acorda Therapeutics, Inc.(1)	29,584	712,087
Affymax, Inc.(1)	28,732	466,320
Alkermes plc(1)	84,201	1,565,297
Alnylam Pharmaceuticals, Inc.(1)	34,557	645,870
Arena Pharmaceuticals, Inc.(1)	123,216	1,030,086
Cepheid, Inc.(1)	45,718	1,464,805
Cubist Pharmaceuticals, Inc.(1)	42,260	1,819,716
Dendreon Corp.(1)	116,163	552,936
Exact Sciences Corp.(1)	44,953	460,768
Exelixis, Inc.(1)	113,127	707,044
Genomic Health, Inc.(1)	12,823	430,468
Halozyme Therapeutics, Inc.(1)	70,131	632,582
ImmunoGen, Inc.(1)	44,909	724,831
InterMune, Inc.(1)	30,015	265,032
Ironwood Pharmaceuticals, Inc.(1)	55,511	714,427
Isis Pharmaceuticals, Inc.(1)	73,033	885,160
Neurocrine Biosciences, Inc.(1)	55,290	420,204
NPS Pharmaceuticals, Inc.(1)	54,803	422,531
Opko Health, Inc.(1)	92,671	392,925
PDL BioPharma, Inc.	93,075	631,979
Pharmacyclics, Inc.(1)	35,537	1,890,924
Rigel Pharmaceuticals, Inc.(1)	46,115	504,498
Seattle Genetics, Inc.(1)	63,913	1,671,964
Theravance, Inc.(1)	41,765	1,216,614

		20,229,068

BUILDING PRODUCTS — 1.4%
Apogee Enterprises, Inc.	106,373	1,722,179
Builders FirstSource, Inc.(1)	510,091	1,836,327
Fortune Brands Home & Security, Inc.(1)	61,741	1,365,711

		4,924,217

CAPITAL MARKETS — 1.0%
HFF, Inc., Class A(1)	93,428	1,220,170
Triangle Capital Corp.	78,042	1,789,503
WisdomTree Investments, Inc.(1)	71,076	475,498

		3,485,171

CHEMICALS — 1.0%
Flotek Industries, Inc.(1)	85,415	834,505
H.B. Fuller Co.	55,272	1,615,048
Koppers Holdings, Inc.	9,929	327,061

TPC Group, Inc.(1)	21,588	831,138

		3,607,752

COMMERCIAL BANKS — 4.3%
Banco Latinoamericano de Comercio Exterior SA E Shares	63,093	1,282,050
Bancorp, Inc.(1)	66,303	619,933
Cathay General Bancorp.	96,543	1,563,031
City National Corp.	34,127	1,681,779
Columbia Banking System, Inc.	36,420	657,381
Home Bancshares, Inc.	83,183	2,507,967
Pinnacle Financial Partners, Inc.(1)	66,521	1,300,486
Signature Bank(1)	20,170	1,300,965
Texas Capital Bancshares, Inc.(1)	70,428	3,034,742
UMB Financial Corp.	26,628	1,279,742

		15,228,076

COMMERCIAL SERVICES AND SUPPLIES — 1.2%
Deluxe Corp.	83,179	2,355,629
G&K Services, Inc., Class A	62,840	1,980,089

		4,335,718

COMMUNICATIONS EQUIPMENT — 1.6%
InterDigital, Inc.	19,403	529,702
Netgear, Inc.(1)	40,256	1,394,065
Procera Networks, Inc.(1)	92,930	2,367,857
Sycamore Networks, Inc.(1)	71,401	1,017,464
Tessco Technologies, Inc.	22,171	415,706

		5,724,794

COMPUTERS AND PERIPHERALS — 0.5%
Datalink Corp.(1)	49,820	392,083
Electronics for Imaging, Inc.(1)	62,663	916,133
Synaptics, Inc.(1)	15,841	417,886

		1,726,102

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	60,495	2,102,201

CONTAINERS AND PACKAGING — 0.2%
Packaging Corp. of America	23,427	721,317

DISTRIBUTORS — 0.5%
Pool Corp.	46,222	1,703,743

DIVERSIFIED CONSUMER SERVICES — 0.8%
Grand Canyon Education, Inc.(1)	56,787	944,936
Sotheby's	35,553	1,043,481
Steiner Leisure, Ltd.(1)	19,589	816,861

		2,805,278

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MarketAxess Holdings, Inc.	59,352	1,793,617

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Premiere Global Services, Inc.(1)	149,949	1,373,533

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	24,186	1,401,337

Franklin Electric Co., Inc.	22,614	1,275,656

		2,676,993

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.8%
Badger Meter, Inc.	10,452	354,218
Cognex Corp.	54,614	1,845,953
Littelfuse, Inc.	37,195	1,995,140
OSI Systems, Inc.(1)	34,935	2,254,705

		6,450,016

ENERGY EQUIPMENT AND SERVICES — 2.5%
Dril-Quip, Inc.(1)	27,967	2,050,261
Hornbeck Offshore Services, Inc.(1)	81,971	3,471,472
Mitcham Industries, Inc.(1)	93,848	1,658,294
Pioneer Energy Services Corp.(1)	103,566	832,670
RigNet, Inc.(1)	48,050	897,574

		8,910,271

FOOD AND STAPLES RETAILING — 1.4%
Andersons, Inc. (The)	76,318	2,897,794
Spartan Stores, Inc.	56,873	978,216
United Natural Foods, Inc.(1)	19,258	1,045,709

		4,921,719

FOOD PRODUCTS — 0.6%
J&J Snack Foods Corp.	21,183	1,224,166
TreeHouse Foods, Inc.(1)	14,094	789,123

		2,013,289

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.3%
Abaxis, Inc.(1)	15,989	570,647
Align Technology, Inc.(1)	48,990	1,663,700
Analogic Corp.	9,238	591,417
Arthrocare Corp.(1)	16,958	501,618
Conceptus, Inc.(1)	24,262	450,788
Cyberonics, Inc.(1)	18,776	813,001
DexCom, Inc.(1)	51,518	567,213
Haemonetics Corp.(1)	17,237	1,239,513
HeartWare International, Inc.(1)	10,291	918,883
ICU Medical, Inc.(1)	9,310	496,502
Insulet Corp.(1)	35,576	695,867
Integra LifeSciences Holdings Corp.(1)	10,193	392,023
MAKO Surgical Corp.(1)	26,591	338,769
Masimo Corp.(1)	34,682	776,877
Meridian Bioscience, Inc.	30,763	514,050
Neogen Corp.(1)	16,864	648,758
NxStage Medical, Inc.(1)	37,299	561,350
OraSure Technologies, Inc.(1)	38,601	409,557
Orthofix International NV(1)	12,126	497,287
STERIS Corp.	30,754	926,618
Volcano Corp.(1)	37,633	995,393
West Pharmaceutical Services, Inc.	15,343	763,774

		15,333,605

HEALTH CARE PROVIDERS AND SERVICES — 3.7%
Accretive Health, Inc.(1)	42,781	580,966
Air Methods Corp.(1)	9,073	989,229
Bio-Reference Labs, Inc.(1)	19,701	487,600
Centene Corp.(1)	35,520	1,351,181
Chemed Corp.	14,072	883,299
Emeritus Corp.(1)	24,270	411,377
HealthSouth Corp.(1)	55,611	1,245,686
HMS Holdings Corp.(1)	57,866	1,991,169
IPC The Hospitalist Co., Inc.(1)	13,221	568,503
Landauer, Inc.	7,986	454,883
MWI Veterinary Supply, Inc.(1)	9,134	832,016
Owens & Minor, Inc.	36,886	1,040,554
PSS World Medical, Inc.(1)	35,137	734,012
Team Health Holdings, Inc.(1)	21,813	582,407
WellCare Health Plans, Inc.(1)	15,304	992,005

		13,144,887

HEALTH CARE TECHNOLOGY — 1.0%
athenahealth, Inc.(1)	23,486	2,148,969
Computer Programs & Systems, Inc.	9,392	464,904
HealthStream, Inc.(1)	16,295	455,282
Quality Systems, Inc.	31,251	505,016

		3,574,171

HOTELS, RESTAURANTS AND LEISURE — 3.0%
AFC Enterprises, Inc.(1)	65,478	1,446,409
Bally Technologies, Inc.(1)	24,249	1,059,924
Brinker International, Inc.	11,069	358,746
Cedar Fair LP	88,693	2,795,603
Papa John's International, Inc.(1)	41,254	2,104,367
Ruth's Hospitality Group, Inc.(1)	87,716	589,452
Shuffle Master, Inc.(1)	100,320	1,465,675
Six Flags Entertainment Corp.	16,130	929,249

		10,749,425

HOUSEHOLD DURABLES — 1.4%
M/I Homes, Inc.(1)	145,967	2,421,592
Standard Pacific Corp.(1)	326,640	1,852,049
Zagg, Inc.(1)	75,889	842,368

		5,116,009

INDUSTRIAL CONGLOMERATES — 1.5%
Raven Industries, Inc.	128,486	4,205,347
Standex International Corp.	23,081	987,405

		5,192,752

INSURANCE — 1.5%
AMERISAFE, Inc.(1)	71,665	1,789,117
Amtrust Financial Services, Inc.	83,594	2,490,265
ProAssurance Corp.	10,530	943,172

		5,222,554

INTERNET AND CATALOG RETAIL — 0.4%
HSN, Inc.	34,562	1,464,046

INTERNET SOFTWARE AND SERVICES — 4.2%
Blucora, Inc.(1)	175,159	2,671,175
CoStar Group, Inc.(1)	25,439	2,099,481
Dice Holdings, Inc.(1)	105,584	796,103
Liquidity Services, Inc.(1)	18,737	856,656
Perficient, Inc.(1)	140,931	1,872,973
Rackspace Hosting, Inc.(1)	26,939	1,182,083
SPS Commerce, Inc.(1)	11,162	361,091
Stamps.com, Inc.(1)	59,895	1,266,779
ValueClick, Inc.(1)	128,557	2,019,630
Web.com Group, Inc.(1)	107,724	1,669,722

		14,795,693

IT SERVICES — 2.6%
Cardtronics, Inc.(1)	57,372	1,779,106
FleetCor Technologies, Inc.(1)	32,955	1,216,699
Heartland Payment Systems, Inc.	134,699	4,269,958
MAXIMUS, Inc.	22,058	1,113,929
Wright Express Corp.(1)	14,334	922,823

		9,302,515

LEISURE EQUIPMENT AND PRODUCTS — 3.2%
Polaris Industries, Inc.	97,503	7,328,325
Smith & Wesson Holding Corp.(1)	219,489	2,216,839
Sturm Ruger & Co., Inc.	34,488	1,704,742

		11,249,906

LIFE SCIENCES TOOLS AND SERVICES — 0.5%
Luminex Corp.(1)	33,268	569,881
PAREXEL International Corp.(1)	41,318	1,137,071
Sequenom, Inc.(1)	89,512	251,529

		1,958,481

MACHINERY — 4.5%
CLARCOR, Inc.	26,624	1,287,270
Lindsay Corp.	39,455	2,797,360
Middleby Corp.(1)	18,230	1,785,082
NN, Inc.(1)	223,914	2,015,226
Robbins & Myers, Inc.	28,467	1,304,927
Sauer-Danfoss, Inc.	42,041	1,521,464
Titan International, Inc.	257,524	5,323,021

		16,034,350

MEDIA — 0.5%
Regal Entertainment Group Class A	130,500	1,803,510

METALS AND MINING — 0.3%
Haynes International, Inc.	11,174	538,475
Noranda Aluminum Holding Corp.	97,969	610,347

		1,148,822

MULTILINE RETAIL — 0.3%
Gordmans Stores, Inc.(1)	62,171	1,053,177

OIL, GAS AND CONSUMABLE FUELS — 4.1%
Berry Petroleum Co., Class A	18,303	695,880
Goodrich Petroleum Corp.(1)	48,620	563,992

Gulfport Energy Corp.(1)	80,571	1,659,763
Kodiak Oil & Gas Corp.(1)	186,961	1,561,124
Rosetta Resources, Inc.(1)	62,162	2,593,399
Stone Energy Corp.(1)	73,867	1,939,747
Tesoro Logistics LP	16,424	599,312
Vaalco Energy, Inc.(1)	118,746	870,408
W&T Offshore, Inc.	48,113	889,609
Western Refining, Inc.	131,601	3,096,572

		14,469,806

PAPER AND FOREST PRODUCTS — 1.5%
Buckeye Technologies, Inc.	52,968	1,595,396
KapStone Paper and Packaging Corp.(1)	151,091	2,539,840
Neenah Paper, Inc.	46,542	1,250,118

		5,385,354

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc., Class A	11,588	591,104

PHARMACEUTICALS — 2.9%
Auxilium Pharmaceuticals, Inc.(1)	34,144	919,839
Impax Laboratories, Inc.(1)	46,933	1,042,851
Jazz Pharmaceuticals plc(1)	29,236	1,405,375
Medicines Co. (The)(1)	40,798	1,021,582
Medicis Pharmaceutical Corp., Class A	40,181	1,322,759
Nektar Therapeutics(1)	62,815	535,184
Optimer Pharmaceuticals, Inc.(1)	36,193	494,396
Par Pharmaceutical Cos., Inc.(1)	20,051	1,001,748
Questcor Pharmaceuticals, Inc.(1)	36,758	1,355,267
VIVUS, Inc.(1)	67,844	1,426,759

		10,525,760

PROFESSIONAL SERVICES — 1.2%
Advisory Board Co. (The)(1)	29,232	1,315,148
On Assignment, Inc.(1)	138,825	2,164,282
TrueBlue, Inc.(1)	42,964	653,912

		4,133,342

REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.8%
Cedar Realty Trust, Inc.	136,705	704,031
EastGroup Properties, Inc.	13,474	720,590
Education Realty Trust, Inc.	62,532	732,875
Mid-America Apartment Communities, Inc.	21,219	1,468,991
National Retail Properties, Inc.	43,429	1,281,155
Omega Healthcare Investors, Inc.	40,208	974,642
PennyMac Mortgage Investment Trust	47,720	1,005,460
Post Properties, Inc.	19,415	1,002,785
Sovran Self Storage, Inc.	36,646	2,092,487

		9,983,016

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Cirrus Logic, Inc.(1)	83,412	3,067,059
Photronics, Inc.(1)	174,754	1,022,311
Semtech Corp.(1)	51,811	1,237,765
Silicon Motion Technology Corp. ADR(1)	51,559	795,555
Skyworks Solutions, Inc.(1)	115,825	3,350,817

Ultratech, Inc.(1)	97,624	3,105,420

		12,578,927

SOFTWARE — 5.0%
Actuate Corp.(1)	161,807	1,045,273
Allot Communications Ltd.(1)	103,603	2,546,562
Aspen Technology, Inc.(1)	41,213	963,560
BroadSoft, Inc.(1)	32,085	787,687
Fortinet, Inc.(1)	32,564	781,862
Glu Mobile, Inc.(1)	134,880	647,424
Guidance Software, Inc.(1)	78,791	776,879
Kenexa Corp.(1)	128,164	3,051,585
NetScout Systems, Inc.(1)	67,303	1,572,198
PROS Holdings, Inc.(1)	53,797	749,930
SolarWinds, Inc.(1)	22,608	1,207,041
TIBCO Software, Inc.(1)	63,003	1,769,754
Ultimate Software Group, Inc.(1)	19,500	1,744,665

		17,644,420

SPECIALTY RETAIL — 7.3%
Aaron's, Inc.	42,558	1,248,226
America's Car-Mart, Inc.(1)	29,851	1,369,564
Ascena Retail Group, Inc.(1)	82,743	1,517,507
Buckle, Inc. (The)	14,803	572,432
Cabela's, Inc.(1)	32,915	1,512,115
Collective Brands, Inc.(1)	33,463	720,124
Francesca's Holdings Corp.(1)	48,167	1,512,925
Genesco, Inc.(1)	37,439	2,479,210
GNC Holdings, Inc. Class A	45,979	1,771,571
Lithia Motors, Inc., Class A	285,756	7,961,162
Penske Automotive Group, Inc.	35,814	855,955
Select Comfort Corp.(1)	43,232	1,124,464
Tractor Supply Co.	35,449	3,221,251

		25,866,506

TEXTILES, APPAREL AND LUXURY GOODS — 2.5%
Carter's, Inc.(1)	29,977	1,518,935
G-III Apparel Group Ltd.(1)	55,279	1,358,205
Iconix Brand Group, Inc.(1)	88,407	1,567,456
Movado Group, Inc.	61,775	1,448,006
Oxford Industries, Inc.	40,313	1,743,134
Wolverine World Wide, Inc.	29,677	1,318,549

		8,954,285

THRIFTS AND MORTGAGE FINANCE — 0.4%
Berkshire Hills Bancorp, Inc.	23,176	520,533
Rockville Financial, Inc.	79,154	922,144

		1,442,677

TRADING COMPANIES AND DISTRIBUTORS — 5.3%
Applied Industrial Technologies, Inc.	30,392	1,129,367
Beacon Roofing Supply, Inc.(1)	116,044	3,076,326
DXP Enterprises, Inc.(1)	44,607	1,971,629
H&E Equipment Services, Inc.(1)	88,467	1,249,154
SeaCube Container Leasing Ltd.	76,225	1,338,511

TAL International Group, Inc.	32,299	1,103,011
Titan Machinery, Inc.(1)	142,266	4,046,045
United Rentals, Inc.(1)	114,371	3,306,466
Watsco, Inc.	23,416	1,590,883

		18,811,392

TOTAL COMMON STOCKS (Cost $280,575,753)		352,391,581

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $1,318,342), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $1,291,590)		1,291,585
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $1,315,950), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $1,291,589)		1,291,585
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $294,260), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $289,006)		289,005
SSgA U.S. Government Money Market Fund	27	27

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,872,202)		2,872,202

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $283,447,955)		355,263,783

OTHER ASSETS AND LIABILITIES — 0.1%		422,586

TOTAL NET ASSETS — 100.0%		$355,686,369

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
(1)     Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Common Stocks	352,391,581	—	—
Temporary Cash Investments	27	2,872,175	—

Total Value of Investment Securities	352,391,608	2,872,175	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$286,068,501
Gross tax appreciation of investments	$79,304,820
Gross tax depreciation of investments	(10,109,538)
Net tax appreciation (depreciation) of investments	$69,195,282

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

American Century Investments®

Quarterly Portfolio Holdings

Ultra® Fund

July 31, 2012

Ultra - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.8%

AEROSPACE AND DEFENSE — 1.3%
General Dynamics Corp.	1,300,000	82,472,000

AUTO COMPONENTS — 0.4%
BorgWarner, Inc.(1)	345,000	23,149,500

BEVERAGES — 1.5%
Coca-Cola Co. (The)(1)	1,215,000	98,172,000

BIOTECHNOLOGY — 4.4%
Alexion Pharmaceuticals, Inc.(1)	544,000	57,038,400
Celgene Corp.(1)	1,019,000	69,760,740
Gilead Sciences, Inc.(1)	2,827,056	153,593,953

		280,393,093

CAPITAL MARKETS — 0.6%
T. Rowe Price Group, Inc.	654,000	39,730,500

CHEMICALS — 4.2%
Ecolab, Inc.	1,034,167	67,686,230
Monsanto Co.	1,550,000	132,711,000
Potash Corp. of Saskatchewan, Inc.	1,411,000	62,309,760

		262,706,990

COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	1,036,000	16,524,200
Palo Alto Networks, Inc.(1)	19,106	1,091,717
QUALCOMM, Inc.	2,538,000	151,467,840

		169,083,757

COMPUTERS AND PERIPHERALS — 12.1%
Apple, Inc.(1)	1,085,000	662,674,600
EMC Corp.(1)	3,843,000	100,725,030

		763,399,630

CONSUMER FINANCE — 0.8%
American Express Co.	910,000	52,516,100

DIVERSIFIED FINANCIAL SERVICES — 1.6%
CME Group, Inc.	1,060,000	55,236,600
JPMorgan Chase & Co.	1,282,000	46,152,000

		101,388,600

ELECTRICAL EQUIPMENT — 3.0%
Cooper Industries plc	1,033,000	74,252,040
Emerson Electric Co.	1,957,000	93,485,890
Polypore International, Inc.(1)	669,000	24,860,040

		192,597,970

ENERGY EQUIPMENT AND SERVICES — 2.7%
Core Laboratories NV	301,000	33,579,560
Schlumberger Ltd.	1,911,000	136,177,860

		169,757,420

FOOD AND STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	1,612,000	155,042,160
Wal-Mart Stores, Inc.	1,084,000	80,682,120
Whole Foods Market, Inc.	140,000	12,849,200

		248,573,480

FOOD PRODUCTS — 3.0%
Hershey Co. (The)	864,000	61,983,360
Mead Johnson Nutrition Co.	731,000	53,333,760
Nestle SA	1,207,000	74,239,834

		189,556,954

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.5%
HeartWare International, Inc.(1)	146,000	13,036,340
Intuitive Surgical, Inc.(1)	244,000	117,486,000
St. Jude Medical, Inc.	1,466,000	54,769,760
Varian Medical Systems, Inc.(1)	684,000	37,332,720

		222,624,820

HEALTH CARE PROVIDERS AND SERVICES — 3.9%
Express Scripts Holding Co.(1)	2,643,000	153,135,420
UnitedHealth Group, Inc.	1,849,000	94,465,410

		247,600,830

HOTELS, RESTAURANTS AND LEISURE — 3.5%
McDonald's Corp.	1,179,000	105,355,440
Starbucks Corp.	2,516,000	113,924,480

		219,279,920

HOUSEHOLD PRODUCTS — 1.6%
Colgate-Palmolive Co.	921,000	98,878,560

INSURANCE — 1.0%
MetLife, Inc.	2,047,000	62,986,190

INTERNET AND CATALOG RETAIL — 3.1%
Amazon.com, Inc.(1)	764,000	178,241,200
Netflix, Inc.(1)	323,000	18,362,550

		196,603,750

INTERNET SOFTWARE AND SERVICES — 7.7%
Baidu, Inc. ADR(1)	505,000	60,862,600
Facebook, Inc. Class A(1)	773,000	16,781,830
Google, Inc., Class A(1)	469,000	296,862,930
LinkedIn Corp., Class A(1)	602,000	61,795,300
Tencent Holdings Ltd.	1,649,000	49,291,165

		485,593,825

IT SERVICES — 2.9%
MasterCard, Inc., Class A	301,000	131,407,570
Teradata Corp.(1)	748,000	50,579,760

		181,987,330

LEISURE EQUIPMENT AND PRODUCTS — 0.8%
Hasbro, Inc.	1,363,000	48,822,660

MACHINERY — 5.3%
Cummins, Inc.	523,000	50,155,700

Donaldson Co., Inc.	1,026,000	35,017,380
Joy Global, Inc.	1,343,000	69,755,420
Parker-Hannifin Corp.	1,062,000	85,299,840
WABCO Holdings, Inc.(1)	940,000	51,624,800
Wabtec Corp.	505,000	39,985,900

		331,839,040

MEDIA — 0.1%
Time Warner, Inc.	114,000	4,459,680

METALS AND MINING — 0.5%
Freeport-McMoRan Copper & Gold, Inc.	1,000,000	33,670,000

OIL, GAS AND CONSUMABLE FUELS — 3.2%
EOG Resources, Inc.	331,000	32,441,310
Exxon Mobil Corp.	1,046,000	90,845,100
Occidental Petroleum Corp.	909,000	79,110,270

		202,396,680

PERSONAL PRODUCTS — 1.5%
Estee Lauder Cos., Inc. (The), Class A	1,788,000	93,655,440

PHARMACEUTICALS — 0.4%
Teva Pharmaceutical Industries Ltd. ADR	619,000	25,310,910

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.8%
Altera Corp.	1,905,000	67,532,250
Linear Technology Corp.	2,369,000	76,400,250
Microchip Technology, Inc.	948,000	31,644,240

		175,576,740

SOFTWARE — 4.9%
Electronic Arts, Inc.(1)	1,711,000	18,855,220
Microsoft Corp.	934,000	27,524,980
NetSuite, Inc.(1)	456,000	25,235,040
Oracle Corp.	3,792,000	114,518,400
Salesforce.com, Inc.(1)	555,000	69,019,800
VMware, Inc., Class A(1)	583,000	52,913,080

		308,066,520

SPECIALTY RETAIL — 3.9%
O'Reilly Automotive, Inc.(1)	763,000	65,419,620
Tiffany & Co.	1,155,000	63,444,150
TJX Cos., Inc. (The)	2,616,000	115,836,480

		244,700,250

TEXTILES, APPAREL AND LUXURY GOODS — 2.0%
Lululemon Athletica, Inc.(1)	829,000	46,821,920
NIKE, Inc., Class B	844,000	78,787,400

		125,609,320

TOBACCO — 3.0%
Philip Morris International, Inc.	2,055,000	187,909,200

TOTAL COMMON STOCKS (Cost $3,655,623,248)		6,171,069,659

TEMPORARY CASH INVESTMENTS — 2.3%

FHLB, Discount Notes, 0.00%, 8/1/12(2)	100,000,000	100,000,000

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $21,444,379), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $21,009,223)		21,009,141
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $21,405,461), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $21,009,199)		21,009,141
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $4,786,487), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $4,701,019)		4,701,006
SSgA U.S. Government Money Market Fund	27	27

TOTAL TEMPORARY CASH INVESTMENTS (Cost $146,719,315)		146,719,315

TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,802,342,563)		6,317,788,974

OTHER ASSETS AND LIABILITIES — (0.1)%		(6,427,265)

TOTAL NET ASSETS — 100.0%		$6,311,361,709

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

59,556,398	CHF for USD	Credit Suisse AG	8/31/12	61,041,538	104,660
1,641,520	CHF for USD	Credit Suisse AG	8/31/12	1,682,454	(6,317)

				62,723,992	98,343
(Value on Settlement Date $62,822,335)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
FHLB	-	Federal Home Loan Bank
USD	-	United States Dollar

(1)     Non-income producing.
(2)     The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	5,818,653,910	—	—
Foreign Common Stocks	228,884,750	123,530,999	—
Temporary Cash Investments	27	146,719,288	—

Total Value of Investment Securities	6,047,538,687	270,250,287	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	98,343	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,857,029,057
Gross tax appreciation of investments	$2,548,748,551
Gross tax depreciation of investments	(87,988,634)
Net tax appreciation (depreciation) of investments	$2,460,759,917

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Veedot® Fund

July 31, 2012

Veedot - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 99.3%

AEROSPACE AND DEFENSE — 3.8%
Alliant Techsystems, Inc.	7,111	329,381
General Dynamics Corp.	11,600	735,904
Lockheed Martin Corp.	10,877	970,990
United Technologies Corp.	9,622	716,262

		2,752,537

AIR FREIGHT AND LOGISTICS — 1.1%
United Parcel Service, Inc., Class B	10,206	771,676

AIRLINES — 0.6%
Copa Holdings SA Class A	5,903	457,660

BEVERAGES — 0.6%
Boston Beer Co., Inc., Class A(1)	3,782	407,397

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	1,380	153,994
Janus Capital Group, Inc.	98,708	713,659

		867,653

CHEMICALS — 0.4%
Scotts Miracle-Gro Co. (The) Class A	7,230	288,477

COMMERCIAL BANKS — 3.5%
Bank of Hawaii Corp.	14,511	677,809
Fulton Financial Corp.	78,759	723,795
Regions Financial Corp.	133,225	927,246
Zions BanCorp.	11,812	214,978

		2,543,828

COMMERCIAL SERVICES AND SUPPLIES — 3.1%
Avery Dennison Corp.	25,736	792,411
Stericycle, Inc.(1)	7,808	724,973
Waste Management, Inc.	21,102	725,909

		2,243,293

COMPUTERS AND PERIPHERALS — 2.3%
Apple, Inc.(1)	1,214	741,462
Western Digital Corp.(1)	23,101	918,727

		1,660,189

CONTAINERS AND PACKAGING — 1.1%
Packaging Corp. of America	25,059	771,567

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
BCE, Inc.	12,442	529,283
PT Telekomunikasi Indonesia Persero Tbk ADR	8,493	329,783

		859,066

ELECTRIC UTILITIES — 0.9%
NextEra Energy, Inc.	9,187	651,358

ELECTRICAL EQUIPMENT — 1.1%
Emerson Electric Co.	16,045	766,470

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 2.2%
Ingram Micro, Inc. Class A(1)	47,543	712,670
Power-One, Inc.(1)	24,361	121,805
SYNNEX Corp.(1)	21,627	731,641

		1,566,116

ENERGY EQUIPMENT AND SERVICES — 1.0%
Parker Drilling Co.(1)	158,689	734,730

FOOD AND STAPLES RETAILING — 6.6%
Andersons, Inc. (The)	19,248	730,846
CVS Caremark Corp.	18,263	826,401
Wal-Mart Stores, Inc.	31,500	2,344,545
Walgreen Co.	24,000	872,640

		4,774,432

FOOD PRODUCTS — 1.6%
General Mills, Inc.	20,489	792,924
Ralcorp Holdings, Inc.(1)	6,389	381,232

		1,174,156

GAS UTILITIES — 1.2%
UGI Corp.	28,623	877,295

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Thoratec Corp.(1)	23,939	821,347

HEALTH CARE PROVIDERS AND SERVICES — 9.3%
AmerisourceBergen Corp.	19,904	790,189
Cardinal Health, Inc.	20,758	894,462
DaVita, Inc.(1)	9,264	911,763
Humana, Inc.	10,078	620,805
LifePoint Hospitals, Inc.(1)	12,469	475,318
McKesson Corp.	9,951	902,854
Mednax, Inc.(1)	11,271	745,351
UnitedHealth Group, Inc.	13,726	701,262
WellPoint, Inc.	13,335	710,622

		6,752,626

HOTELS, RESTAURANTS AND LEISURE — 1.0%
McDonald's Corp.	8,144	727,748

INSURANCE — 6.4%
Allstate Corp. (The)	18,958	650,259
AMERISAFE, Inc.(1)	11,839	295,561
Amtrust Financial Services, Inc.	27,266	812,254
Assurant, Inc.	6,902	249,921
CNO Financial Group, Inc.	94,684	784,930
Marsh & McLennan Cos., Inc.	19,953	662,639
StanCorp Financial Group, Inc.	21,251	632,430
Unum Group	29,140	550,455

		4,638,449

INTERNET SOFTWARE AND SERVICES — 1.5%
NIC, Inc.	53,219	716,328

SouFun Holdings Ltd. ADR	28,691	340,275

		1,056,603

IT SERVICES — 5.0%
Accenture plc, Class A	13,273	800,362
Amdocs Ltd.(1)	20,928	622,608
CACI International, Inc., Class A(1)	6,982	394,134
MAXIMUS, Inc.	9,837	496,769
NeuStar, Inc., Class A(1)	14,230	503,884
Paychex, Inc.	25,741	841,473

		3,659,230

MACHINERY — 1.0%
Caterpillar, Inc.	8,573	721,932

MEDIA — 4.7%
Belo Corp. Class A	109,600	750,760
Cablevision Systems Corp., Class A	39,353	603,675
Carmike Cinemas, Inc.(1)	31,081	432,026
Time Warner Cable, Inc.	5,474	464,907
Valassis Communications, Inc.(1)	17,994	405,765
Viacom, Inc., Class B	15,630	730,077

		3,387,210

METALS AND MINING — 3.5%
Agnico-Eagle Mines Ltd. New York Shares	13,624	597,140
Freeport-McMoRan Copper & Gold, Inc.	18,209	613,097
Newmont Mining Corp.	15,949	709,252
Southern Copper Corp.	18,152	585,947

		2,505,436

MULTI-UTILITIES — 0.7%
MDU Resources Group, Inc.	23,715	530,979

MULTILINE RETAIL — 3.3%
Dollar General Corp.(1)	17,406	887,880
Kohl's Corp.	9,547	474,677
Macy's, Inc.	9,414	337,398
Target Corp.	11,968	725,859

		2,425,814

OFFICE ELECTRONICS — 0.5%
Canon, Inc. ADR	10,335	345,706

OIL, GAS AND CONSUMABLE FUELS — 8.2%
Chevron Corp.	7,594	832,150
Enterprise Products Partners LP	11,064	586,392
Exxon Mobil Corp.	9,588	832,718
Kinder Morgan Energy Partners LP	3,864	309,236
MarkWest Energy Partners LP	10,149	533,533
Permian Basin Royalty Trust	43,759	798,164
Plains All American Pipeline LP	10,016	881,408
SandRidge Energy, Inc.(1)	66,384	452,739
Williams Partners LP	13,330	723,952

		5,950,292

PHARMACEUTICALS — 1.4%
Abbott Laboratories	15,318	1,015,737

PROFESSIONAL SERVICES — 0.4%
RPX Corp.(1)	25,056	314,453

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.7%
American Capital Agency Corp.	24,640	865,850
Entertainment Properties Trust	16,777	757,649
Essex Property Trust, Inc.	2,176	342,416
Macerich Co. (The)	12,103	706,936

		2,672,851

ROAD AND RAIL — 0.4%
Hertz Global Holdings, Inc.(1)	26,665	300,248

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.8%
Intel Corp.	28,317	727,747
Siliconware Precision Industries Co. ADR	124,345	675,193
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	37,582	525,020
United Microelectronics Corp. ADR	368,351	799,322

		2,727,282

SOFTWARE — 2.7%
Giant Interactive Group, Inc. ADR	159,691	720,206
Microsoft Corp.	26,764	788,735
SolarWinds, Inc.(1)	8,530	455,417

		1,964,358

SPECIALTY RETAIL — 3.9%
Childrens Place Retail Stores, Inc. (The)(1)	16,343	830,224
Finish Line, Inc. (The), Class A	40,465	844,909
Lowe's Cos., Inc.	28,343	719,062
Rue21, Inc.(1)	18,334	451,750

		2,845,945

TOBACCO — 0.9%
Lorillard, Inc.	2,411	310,151
Philip Morris International, Inc.	4,105	375,361

		685,512

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
China Mobile Ltd. ADR	15,456	898,303
United States Cellular Corp.(1)	20,239	832,227

		1,730,530

TOTAL COMMON STOCKS (Cost $70,061,130)		71,948,188

TEMPORARY CASH INVESTMENTS — 0.4%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $128,597), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $125,987)		125,987
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $128,364), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $125,987)		125,987

Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $28,703), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $28,191)	28,191

TOTAL TEMPORARY CASH INVESTMENTS (Cost $280,165)	280,165

TOTAL INVESTMENT SECURITIES — 99.7% (Cost $70,341,295)	72,228,353

OTHER ASSETS AND LIABILITIES — 0.3%	228,150

TOTAL NET ASSETS — 100.0%	$72,456,503

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)   Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	64,929,935	—	—
Foreign Common Stocks	7,018,253	—	—
Temporary Cash Investments	—	280,165	—

Total Value of Investment Securities	71,948,188	280,165	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$70,347,181
Gross tax appreciation of investments	$4,025,447
Gross tax depreciation of investments	(2,144,275)
Net tax appreciation (depreciation) of investments	$1,881,172

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VistaSM Fund

July 31, 2012

Vista - Schedule of Investments
JULY 31, 2012 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)

COMMON STOCKS — 97.7%

AEROSPACE AND DEFENSE — 3.0%
BE Aerospace, Inc.(1)	397,000	15,574,310
Spirit Aerosystems Holdings, Inc. Class A(1)	449,000	10,551,500
TransDigm Group, Inc.(1)	117,000	14,433,120

		40,558,930

AUTO COMPONENTS — 1.4%
BorgWarner, Inc.(1)	135,000	9,058,500
Delphi Automotive plc(1)	364,000	10,333,960

		19,392,460

AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	169,000	7,305,870

BEVERAGES — 1.7%
Beam, Inc.	117,000	7,356,960
Dr Pepper Snapple Group, Inc.	166,000	7,566,280
Monster Beverage Corp.(1)	124,000	8,242,280

		23,165,520

BIOTECHNOLOGY — 3.6%
Alexion Pharmaceuticals, Inc.(1)	257,000	26,946,450
Cepheid, Inc.(1)	80,000	2,563,200
Grifols SA(1)	279,000	8,698,754
Regeneron Pharmaceuticals, Inc.(1)	80,000	10,772,000

		48,980,404

BUILDING PRODUCTS — 0.7%
Fortune Brands Home & Security, Inc.(1)	410,000	9,069,200

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc.(1)	118,000	13,167,620
KKR & Co. LP	743,000	10,394,570

		23,562,190

CHEMICALS — 3.9%
Airgas, Inc.	140,000	11,104,800
Albemarle Corp.	119,000	6,928,180
Celanese Corp.	110,000	4,194,300
Eastman Chemical Co.	227,000	11,867,560
FMC Corp.	362,000	19,801,400

		53,896,240

COMMERCIAL BANKS — 1.0%
Comerica, Inc.	235,000	7,099,350
East West Bancorp., Inc.	329,000	7,172,200

		14,271,550

COMMERCIAL SERVICES AND SUPPLIES — 2.2%
Clean Harbors, Inc.(1)	231,000	13,984,740
Stericycle, Inc.(1)	169,000	15,691,650

		29,676,390

COMMUNICATIONS EQUIPMENT — 0.5%
F5 Networks, Inc.(1)	64,000	5,976,320
Palo Alto Networks, Inc.(1)	25,000	1,428,500

		7,404,820

COMPUTERS AND PERIPHERALS — 0.5%
Seagate Technology plc	248,000	7,444,960

CONSTRUCTION AND ENGINEERING — 1.5%
Chicago Bridge & Iron Co. NV New York Shares	204,000	7,290,960
KBR, Inc.	220,000	5,772,800
Quanta Services, Inc.(1)	327,000	7,517,730

		20,581,490

CONSUMER FINANCE — 1.4%
Discover Financial Services	533,000	19,166,680

CONTAINERS AND PACKAGING — 0.2%
Rock-Tenn Co., Class A	36,000	2,095,920

DIVERSIFIED FINANCIAL SERVICES — 0.6%
McGraw-Hill Cos., Inc. (The)	172,000	8,077,120

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
tw telecom, inc.(1)	279,000	7,011,270

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.6%
Jabil Circuit, Inc.	346,000	7,508,200
Trimble Navigation Ltd.(1)	340,000	15,048,400

		22,556,600

ENERGY EQUIPMENT AND SERVICES — 2.6%
Core Laboratories NV	96,000	10,709,760
National Oilwell Varco, Inc.	126,000	9,109,800
Oceaneering International, Inc.	152,000	7,856,880
Oil States International, Inc.(1)	103,000	7,488,100

		35,164,540

FOOD AND STAPLES RETAILING — 2.3%
Whole Foods Market, Inc.	337,000	30,929,860

FOOD PRODUCTS — 3.3%
Hain Celestial Group, Inc. (The)(1)	132,000	7,351,080
McCormick & Co., Inc.	217,000	13,210,960
Mead Johnson Nutrition Co.	338,000	24,660,480

		45,222,520

GAS UTILITIES — 1.0%
ONEOK, Inc.	310,000	13,798,100

HEALTH CARE EQUIPMENT AND SUPPLIES — 2.4%
Cooper Cos., Inc. (The)	88,000	6,622,880
IDEXX Laboratories, Inc.(1)	118,000	10,404,060
Intuitive Surgical, Inc.(1)	13,000	6,259,500
Mettler-Toledo International, Inc.(1)	67,000	10,371,600

		33,658,040

HEALTH CARE PROVIDERS AND SERVICES — 3.5%
Catamaran Corp.(1)	448,000	37,860,480

Express Scripts Holding Co.(1)	176,000	10,197,440

		48,057,920

HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.(1)	128,000	9,461,760

HOTELS, RESTAURANTS AND LEISURE — 3.0%
Bally Technologies, Inc.(1)	181,000	7,911,510
Chipotle Mexican Grill, Inc.(1)	29,000	8,477,570
Dunkin' Brands Group, Inc.	207,000	6,267,960
Las Vegas Sands Corp.	57,000	2,075,940
Panera Bread Co., Class A(1)	48,000	7,559,520
Starwood Hotels & Resorts Worldwide, Inc.	167,000	9,043,050

		41,335,550

HOUSEHOLD DURABLES — 1.1%
Lennar Corp., Class A	222,000	6,484,620
Toll Brothers, Inc.(1)	317,000	9,246,890

		15,731,510

HOUSEHOLD PRODUCTS — 1.2%
Church & Dwight Co., Inc.	278,000	16,015,580

INTERNET AND CATALOG RETAIL — 1.0%
priceline.com, Inc.(1)	21,000	13,896,540

INTERNET SOFTWARE AND SERVICES — 1.8%
Baidu, Inc. ADR(1)	63,000	7,592,760
LinkedIn Corp., Class A(1)	72,000	7,390,800
Rackspace Hosting, Inc.(1)	237,000	10,399,560

		25,383,120

IT SERVICES — 5.0%
Alliance Data Systems Corp.(1)	327,000	42,510,000
Teradata Corp.(1)	386,000	26,101,320

		68,611,320

MACHINERY — 2.3%
Chart Industries, Inc.(1)	174,000	11,285,640
Joy Global, Inc.	148,000	7,687,120
Titan International, Inc.	165,000	3,410,550
Trinity Industries, Inc.	185,000	5,180,000
Valmont Industries, Inc.	28,000	3,468,640

		31,031,950

MEDIA — 1.5%
CBS Corp., Class B	624,000	20,879,040

METALS AND MINING — 0.6%
Carpenter Technology Corp.	163,000	7,801,180

MULTILINE RETAIL — 2.1%
Dollar Tree, Inc.(1)	395,000	19,884,300
Family Dollar Stores, Inc.	126,000	8,326,080

		28,210,380

OIL, GAS AND CONSUMABLE FUELS — 2.9%
Cabot Oil & Gas Corp.	493,000	20,799,670
Concho Resources, Inc.(1)	149,000	12,702,250

Kodiak Oil & Gas Corp.(1)	819,000	6,838,650

		40,340,570

PHARMACEUTICALS — 2.3%
Perrigo Co.	182,000	20,751,640
Watson Pharmaceuticals, Inc.(1)	146,000	11,363,180

		32,114,820

PROFESSIONAL SERVICES — 1.3%
IHS, Inc. Class A(1)	98,000	10,806,460
Verisk Analytics, Inc. Class A(1)	138,000	6,934,500

		17,740,960

REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.9%
Digital Realty Trust, Inc.	211,000	16,472,770
Ventas, Inc.	139,000	9,347,750

		25,820,520

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.7%
CBRE Group, Inc.(1)	644,000	10,033,520

ROAD AND RAIL — 2.0%
Kansas City Southern	375,000	27,300,000

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.0%
ARM Holdings plc	1,046,000	9,044,442
Avago Technologies Ltd.	438,000	16,206,000
Xilinx, Inc.	496,000	16,070,400

		41,320,842

SOFTWARE — 3.7%
Check Point Software Technologies Ltd.(1)	164,000	7,965,480
Citrix Systems, Inc.(1)	277,000	20,132,360
NetSuite, Inc.(1)	283,000	15,661,220
Sourcefire, Inc.(1)	127,000	6,483,350

		50,242,410

SPECIALTY RETAIL — 10.7%
Cabela's, Inc.(1)	173,000	7,947,620
DSW, Inc., Class A	222,000	13,124,640
GNC Holdings, Inc. Class A	401,000	15,450,530
O'Reilly Automotive, Inc.(1)	209,000	17,919,660
PetSmart, Inc.	428,000	28,295,080
Ross Stores, Inc.	187,000	12,424,280
Sally Beauty Holdings, Inc.(1)	412,000	10,885,040
Tractor Supply Co.	264,000	23,989,680
Ulta Salon Cosmetics & Fragrance, Inc.	201,000	17,060,880

		147,097,410

TEXTILES, APPAREL AND LUXURY GOODS — 2.7%
Carter's, Inc.(1)	156,000	7,904,520
Lululemon Athletica, Inc.(1)	154,000	8,697,920
Michael Kors Holdings Ltd.(1)	301,000	12,428,290
VF Corp.	51,000	7,614,300

		36,645,030

TOBACCO — 0.7%
Lorillard, Inc.	77,000	9,905,280

TRADING COMPANIES AND DISTRIBUTORS — 1.5%
Fastenal Co.	220,000	9,486,400
United Rentals, Inc.(1)	376,000	10,870,160

		20,356,560

WIRELESS TELECOMMUNICATION SERVICES — 2.4%
SBA Communications Corp., Class A(1)	554,000	32,719,240

TOTAL COMMON STOCKS (Cost $1,043,200,969)		1,341,043,686

TEMPORARY CASH INVESTMENTS — 2.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.625% - 2.50%, 7/15/14 - 3/31/15, valued at $16,299,919), in a joint trading account at 0.14%, dated 7/31/12, due 8/1/12 (Delivery value $15,969,156)		15,969,094
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.125%, 11/15/41, valued at $16,270,338), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $15,969,138)		15,969,094
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.375%, 2/15/38, valued at $3,638,219), in a joint trading account at 0.10%, dated 7/31/12, due 8/1/12 (Delivery value $3,573,255)		3,573,245
SSgA U.S. Government Money Market Fund	21	21

TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,511,454)		35,511,454

TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,078,712,423)		1,376,555,140

OTHER ASSETS AND LIABILITIES — (0.3)%		(3,604,512)

TOTAL NET ASSETS — 100.0%		$1,372,950,628

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)

6,089,175	EUR for USD	UBS AG	8/31/12	7,494,527	37,052
5,121,216	GBP for USD	Credit Suisse AG	8/31/12	8,029,165	22,718

				15,523,692	59,770
(Value on Settlement Date $15,583,462)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)   Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Domestic Common Stocks	1,234,630,400	—	—
Foreign Common Stocks	88,670,090	17,743,196	—
Temporary Cash Investments	21	35,511,433	—

Total Value of Investment Securities	1,323,300,511	53,254,629	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	59,770	—

3. Federal Tax Information

As of July 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,083,303,578
Gross tax appreciation of investments	$321,806,584
Gross tax depreciation of investments	(28,555,022)
Net tax appreciation (depreciation) of investments	$293,251,562

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 26, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 26, 2012